UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.8%

$5,060	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		$4,402,251

2,550	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		2,469,165

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.250%, 1/01/14	No Opt. Call	BBB–		981,340
1,000	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA+		967,150
1,000	5.500%, 1/01/22	1/14 at 100.00	BBB–		909,210

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aa3		2,070,480
12,610	Total Alabama				11,799,596
	Arizona – 0.9%

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–		707,933

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,500	5.250%, 12/01/19	No Opt. Call	A		1,548,030
1,000	5.250%, 12/01/28	No Opt. Call	A		956,070
2,000	5.000%, 12/01/37	No Opt. Call	A		1,797,580

964	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R		786,402
6,289	Total Arizona				5,796,015
	Arkansas – 0.2%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB		518,890
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB		1,021,910
1,500	Total Arkansas				1,540,800
	California – 9.3%

2,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R		1,693,260

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.814%, 4/01/34 (IF)	4/18 at 100.00	AA		1,087,280

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14 (Pre-refunded 5/01/12)	5/12 at 101.00	AA–	(4)	2,106,680

1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3		868,476

3,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–		3,330,708

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2		1,026,160

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.710%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA+		811,524

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1		1,451,338

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB		1,725,949

845	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A		856,881

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.502%, 11/15/46 (IF)	11/16 at 100.00	AA–	$569,322

500	Chino Hill, California, Community Facilities District 10 Special Tax Bonds, Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA+	501,610

1,000	Chino, California, Community Facilities District 2009-1, Watson Commerce Center, Special Tax Bonds, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	1,005,310

7,200	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	4,669,992

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.714%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,472,625

2,000	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,286,940

510	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	514,743

1,300	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA+	1,206,010

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,480	5.000%, 6/01/33	6/17 at 100.00	Baa3	2,505,217
3,440	5.750%, 6/01/47	6/17 at 100.00	Baa3	2,574,393

1,000	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA+	964,330

500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	520,725

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A	2,774,640

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA	529,940

2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	3,114,288

1,460	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	No Opt. Call	BB	1,400,432

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,468,769

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3	3,065,520

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	No Opt. Call	A	1,714,583

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	3,918,400

1,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	973,360

930	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	789,496

1,000	San Bernardino County Redevelopment Agency, California, Cedar Glen Disaster Recovery Project Area Tax Allocation Bonds, Series 2010, 5.750%, 9/01/30	9/18 at 100.00	BBB+	895,470

1,660	San Diego Redevelopment Agency, California, City Heights Redevelopment Project Tax Allocation Bonds, Series 2010A, 5.625%, 9/01/40	9/20 at 100.00	A–	1,506,201

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	$683,166

2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	2,072,858

	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010:
425	5.000%, 9/01/29	9/18 at 102.00	A	388,310
500	5.000%, 9/01/35	9/18 at 102.00	A	437,565

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	No Opt. Call	AA+	927,654

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA+	199,406

485	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/12 at 100.00	N/R	472,545

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA+	1,443,585
67,850	Total California			61,525,661
	Colorado – 4.7%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	922,730

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
845	4.800%, 12/01/17	No Opt. Call	N/R	724,875
1,150	5.000%, 12/01/26	12/17 at 100.00	N/R	763,336

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,238,561

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	897,630

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	N/R	951,317

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	N/R	2,379,750

975	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	884,354

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	No Opt. Call	N/R	1,530,285

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	N/R	1,106,798

2,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA+	2,078,780

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,355,551

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
540	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	474,844
395	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	315,396

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	$1,902,951

790	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	722,384

2,145	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,147,467

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	753,819

700	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	590,219

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,080	6.250%, 11/15/28	No Opt. Call	A	1,149,584
2,775	6.500%, 11/15/38	No Opt. Call	A	3,055,525

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,000	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,002,100
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,387,751

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	805,204
32,260	Total Colorado			31,141,211
	Connecticut – 1.1%

5,115	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/11 at 100.50	BBB+	5,157,915

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 17.984%, 7/01/15 (IF) (6)	No Opt. Call	AAA	1,149,960

1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,091,450
7,115	Total Connecticut			7,399,325
	Delaware – 0.2%

1,015	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	No Opt. Call	N/R	1,015,112
	District of Columbia – 0.8%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A	4,616,424

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	853,360
5,365	Total District of Columbia			5,469,784
	Florida – 4.7%

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	No Opt. Call	BBB	1,128,238

540	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	367,886

850	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	927,180

1,450	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A	1,483,539

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,380	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	$1,328,912

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	852,580

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,349,647

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+	3,511,229

985	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	929,042

1,245	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A, 6.100%, 5/01/23	5/14 at 101.00	N/R	1,187,643

1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB+	839,680

720	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–	733,543

1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A2	1,508,505

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA+	2,046,800

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	1,059,698

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	839,860

1,635	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,466,121

1,955	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	BB	1,744,036

440	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.875%, 5/01/22	5/17 at 100.00	N/R	397,421

500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	514,375

3,265	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	2,469,711

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
970	5.250%, 5/01/39	No Opt. Call	N/R	594,775
500	6.650%, 5/01/40	5/18 at 100.00	N/R	305,305

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
595	6.000%, 5/01/23	5/13 at 101.00	N/R	549,572
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,328,800
34,635	Total Florida			31,464,098
	Georgia – 2.7%

750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	776,618

2,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	N/R	2,049,000

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,380	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	$1,373,431

1,240	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)	10/11 at 100.00	BBB–	1,240,099

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A1	5,189,200

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA+	1,039,750

850	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.000%, 3/15/22	No Opt. Call	Aa3	884,230

5,500	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41	8/20 at 100.00	AA+	5,321,635
17,720	Total Georgia			17,873,963
	Guam – 0.4%

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B	2,000,720

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	797,025
2,880	Total Guam			2,797,745
	Hawaii – 0.1%

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.500%, 7/01/40	7/20 at 100.00	A3	915,100
	Idaho – 0.2%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	1,142,440
	Illinois – 13.8%

1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	10/11 at 100.00	BBB+	1,000,660

982	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	896,419

2,500	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 8.500%, 6/15/23	12/11 at 100.00	N/R	2,500,825

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	BBB	1,567,511
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	BBB	1,760,801

5,000	Chicago, Illinois, Chicago O’Hare International Airport, General Airport Third Lien Revenue Bonds , Series 2011A, 5.750%, 1/01/39	No Opt. Call	A1	5,231,000

1,534	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 21.453%, 6/01/39 (Alternative Minimum Tax) (IF) (6)	6/17 at 104.00	Aaa	1,870,314

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,473,775

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	10/11 at 100.00	BBB–	4,999,900

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	N/R	1,262,346

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
$900	6.125%, 5/15/27	5/15 at 100.00	N/R	$902,763
2,000	6.125%, 5/15/27	5/20 at 100.00	N/R	2,012,600

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	492,630

1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	5/12 at 100.00	N/R	999,540

1,215	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,215,705

1,250	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.375%, 8/15/40	No Opt. Call	A+	1,157,650

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,187,540

2,570	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,622,479

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	500,475

1,500	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	N/R	1,452,795

1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,095,624

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	5/19 at 100.00	A2	1,760,271

6,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	5,585,100

3,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	3,107,430

925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA+	939,976

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	A+	4,051,000

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,465,282

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,523,895

3,935	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	Baa3	3,333,771

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
4,000	5.500%, 1/01/22	1/13 at 100.00	Baa1	4,025,880
1,000	5.625%, 1/01/28	1/13 at 100.00	Baa1	969,230

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	248,010

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (6)	4/16 at 100.00	N/R	3,777,520

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	679,410

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B–	1,813,830

1,875	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	B–	1,321,725

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	$1,240,483

1,294	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 –Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	1,249,681

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,084,889
3,000	6.250%, 6/01/24	No Opt. Call	A–	3,136,890

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,155,859

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	990,600

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA+	1,793,346
91,735	Total Illinois			91,457,430
	Indiana – 3.0%

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa2	1,295,231

500	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa3	439,455

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
1,500	5.250%, 10/15/18	No Opt. Call	Aa3	1,661,295
5,000	5.250%, 10/15/20	No Opt. Call	Aa3	5,468,800

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB–	1,399,384

1,000	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	977,110

905	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,023,256

2,000	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments, Series 2010A, 6.000%, 7/01/40	7/20 at 100.00	A+	1,986,300

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	Baa1	3,390,990

2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	2,127,920
18,540	Total Indiana			19,769,741
	Iowa – 0.4%

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	520,780

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,259,065

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,027,850
2,990	Total Iowa			2,807,695
	Kansas – 1.0%

2,815	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Baa3	2,616,965

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,240,164

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kansas (continued)

$1,015	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa		$1,041,035

2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB		1,700,984
8,010	Total Kansas				6,599,148
	Kentucky – 2.0%

1,670	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	10/11 at 101.00	BBB–		1,687,418

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,000	5.750%, 6/01/25	6/20 at 100.00	Baa2		2,021,760
2,000	6.000%, 6/01/30	6/20 at 100.00	Baa2		2,043,820

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	Aa3		1,601,775

1,995	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	10/11 at 100.00	BB–		1,769,944

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A–		1,413,585

2,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3		2,630,925
13,070	Total Kentucky				13,169,227
	Louisiana – 2.6%

500	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R		518,360

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–		3,613,832

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – NPFG Insured	12/12 at 100.00	Baa1		2,555,654

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5), (7), (8)	12/17 at 100.00	N/R		2,021,280

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+		2,132,100

1,590	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA+		1,710,156

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1		1,371,285

1,000	Rapides Finance Authority, Louisiana, Revenue Bonds, Cleco Power LLC Project, Series 2008, 6.000%, 10/01/38 (Mandatory put 10/01/11)	10/11 at 100.00	BBB		1,006,710

1,000	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax) (Pre-refunded 9-15-11)	9/11 at 100.00	N/R	(4)	1,003,960

1,245	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/11 at 101.00	A–		1,237,281
18,965	Total Louisiana				17,170,618
	Maine – 1.1%

1,665	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A1		1,672,676

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maine (continued)

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
$1,000	6.750%, 7/01/36 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3		$1,003,510
4,460	6.750%, 7/01/41 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3		4,459,688
7,125	Total Maine				7,135,874
	Maryland – 0.8%

1,000	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–		950,220

4,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21 (Pre-refunded 4/01/13)	4/13 at 100.00	AA+	(4)	4,313,000
5,000	Total Maryland				5,263,220
	Massachusetts – 1.6%

275	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R		236,998

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (5)	1/18 at 100.00	N/R		3,911,246

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R		450,780

1,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB		1,552,852

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/11 at 100.00	A–		3,009,150

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		1,070,068
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		518,763
11,985	Total Massachusetts				10,749,857
	Michigan – 2.8%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Aa2		2,793,846

1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.000%, 11/01/30	11/20 at 100.00	AA		1,267,013

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA+		827,976

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		567,930

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA		1,526,797

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB		1,202,713

1,420	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R		1,135,034

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	No Opt. Call	Aa3		2,020,180

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A1		509,405
1,470	5.750%, 11/15/39	11/19 at 100.00	A1		1,470,809

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,500	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A	$1,500,660

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	3,477,120
17,995	Total Michigan			18,299,483
	Minnesota – 1.8%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	892,320

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	950,440

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	3,365,640

2,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	2,045,460

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,500	6.000%, 11/15/25	11/15 at 100.00	BB+	2,509,100
2,500	6.000%, 11/15/35	11/15 at 100.00	BB+	2,425,175
12,000	Total Minnesota			12,188,135
	Mississippi – 0.3%

975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (5)	2/21 at 102.00	NA	948,587

1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/11 at 100.00	BBB	1,001,300
1,975	Total Mississippi			1,949,887
	Missouri – 1.1%

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services - Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	2,359,965

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,503,320

1,802	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/12 at 100.00	N/R	1,523,897

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,248,566
8,249	Total Missouri			7,635,748
	Nebraska – 0.3%

1,700	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 5.700%, 9/01/31	9/20 at 100.00	AAA	1,812,829
	Nevada – 1.1%

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,025,300

2,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23	6/19 at 100.00	A	2,280,200

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,310	6.500%, 9/01/20	9/18 at 100.00	N/R	1,297,529
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,793,277
7,210	Total Nevada			7,396,306

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 1.5%

$3,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – NPFG Insured	5/12 at 101.00	A–	$3,617,285

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,513,545

1,090	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Refunding Series 2003B, 5.600%, 10/01/22	No Opt. Call	BBB+	1,133,317

1,445	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series 2010C Subseries 2006J, 5.150%, 1/01/37	No Opt. Call	Aa2	1,502,988
9,535	Total New Hampshire			9,767,135
	New Jersey – 3.6%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,670,272

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	822,308

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B:
2,000	6.250%, 12/01/18	No Opt. Call	Baa1	2,346,640
600	7.500%, 12/01/32	6/19 at 100.00	Baa1	688,068

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 20.067%, 6/01/30 (IF) (6)	6/19 at 100.00	AA	1,589,398

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/23	No Opt. Call	A+	7,913,710

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA+	3,430,920

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	Aa3	1,070,610

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA+	2,302,460

770	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	806,098

2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	Baa3	1,379,760
21,875	Total New Jersey			24,020,244
	New Mexico – 0.6%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	N/R	2,885,640

1,195	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,224,696
4,195	Total New Mexico			4,110,336
	New York – 3.9%

	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,125,949
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,048,860

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,317,460

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,023,080

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$3,000	5.750%, 10/01/37	10/17 at 100.00	N/R		$1,672,890
1,000	5.875%, 10/01/46	10/17 at 102.00	N/R		562,750

2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+		2,231,775

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.892%, 6/15/33 (IF)	6/19 at 100.00	AA+		1,082,000

135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2	(4)	142,572

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–		2,520,356

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–		807,124

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1		5,217,950

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	N/R		1,199,894
26,425	Total New York				25,952,660
	North Carolina – 1.4%

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R		888,990

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–		2,025,240

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
1,920	26.900%, 10/01/21 (IF)	10/16 at 100.00	AA+		3,118,656
585	27.025%, 10/01/34 (IF)	10/15 at 100.00	AA+		964,051

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–		1,178,570

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1		1,197,370
7,505	Total North Carolina				9,372,877
	Ohio – 3.6%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AA+		2,506,711

2,620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	6/17 at 100.00	Baa3		1,981,323

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	BBB+		2,903,940
2,000	5.750%, 11/01/40	11/20 at 100.00	BBB+		1,920,600

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB		3,032,248

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB		715,120

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	$6,176,045

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,441,550

1,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,349,756
24,330	Total Ohio			24,027,293
	Oklahoma – 0.3%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A+	1,909,297
	Oregon – 0.2%

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	969,140

265	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	10/11 at 100.00	Ba2	260,649
1,265	Total Oregon			1,229,789
	Pennsylvania – 1.6%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,156,264

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	821,460

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	N/R	1,019,920

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	1,014,070

940	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 18.029%, 8/01/38 (IF) (6)	8/20 at 100.00	AA	1,201,113

3,000	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1	3,122,850

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	BBB–	1,194,480

525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A, 4.750%, 10/01/25	10/19 at 100.00	AA+	520,690

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	433,368

360	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	361,926
10,630	Total Pennsylvania			10,846,141
	Puerto Rico – 1.4%

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	1,059,571

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
4,000	5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	A3	4,162,000
1,000	5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	A3	1,035,470

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

$3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	$3,095,850
9,780	Total Puerto Rico			9,352,891
	Rhode Island – 0.1%

1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB	1,001,430
	South Carolina – 1.6%

370	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	431,742

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A+	2,502,275
3,250	5.500%, 10/01/31	10/11 at 100.00	A+	3,251,723

2,065	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	2/13 at 100.00	Aa1	2,190,366

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–	2,201,320
10,185	Total South Carolina			10,577,426
	Tennessee – 1.0%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA	569,805
1,500	6.125%, 10/01/28	10/18 at 100.00	AA	1,654,665

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2	1,051,790

3,080	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	2,900,929

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	125,141

1,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (5), (7)	11/17 at 100.00	N/R	74,890
7,215	Total Tennessee			6,377,220
	Texas – 8.3%

1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.750%, 12/01/29 (Alternative Minimum Tax)	10/11 at 100.00	CCC+	715,850

1,745	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–	1,812,113

1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–	1,702,890

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc. – Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	No Opt. Call	BBB–	2,337,300

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24 (WI/DD, Settling 8/02/11)	11/20 at 100.00	A+	3,809,260
1,500	5.000%, 11/01/25 (WI/DD, Settling 8/02/11)	11/20 at 100.00	A+	1,619,205

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,300,995

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AA+	1,261,019

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.250%, 9/01/28, (WI/DD, Setting 8/31/11)	9/21 at 100.00	A2	$2,006,514

1,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A	1,253,350

5,000	Liberty Hill Independent School District, Williamosn County, Texas, General Obligation Bonds, Series 2011, 5.000%, 8/01/40	8/19 at 100.00	Aaa	5,188,600

1,080	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Refunding Series 2005, 5.625%, 2/15/35	2/16 at 100.00	BBB–	980,068

1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	1,075,790

1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.125%, 3/01/31	3/19 at 100.00	AA	1,595,025

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33	1/18 at 100.00	A3	2,030,960

5,440	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 0.000%, 9/01/45	9/31 at 100.00	AA	3,147,258

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,239,910

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A	1,006,170

500	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	514,515

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,207,110

1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14	11/11 at 100.00	N/R	990,080

890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	A1	895,011

810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	856,259

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,321,118

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	847,020

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.900%, 2/01/17 (IF)	No Opt. Call	Aaa	2,090,970

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	No Opt. Call	N/R	769,380

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	506,550
55,610	Total Texas			55,080,290
	Utah – 1.5%

3,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	10/11 at 100.00	N/R	3,538,113

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	$890,020

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	455,785
950	6.500%, 6/15/38	6/17 at 100.00	N/R	847,723

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,196,513

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BBB–	1,033,781

2,135	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A, 7.750%, 7/15/31	7/21 at 100.00	BB+	2,175,629
10,495	Total Utah			10,137,564
	Vermont – 0.3%

1,815	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A, 6.125%, 1/01/28	1/21 at 100.00	Baa2	1,887,981
	Virgin Islands – 1.0%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	504,445

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,307,754

875	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	836,736

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	1,262,820

2,625	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/21	10/11 at 100.00	N/R	2,615,865
6,740	Total Virgin Islands			6,527,620
	Virginia – 0.5%

85	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/11 at 100.00	Ba2	83,196

1,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	10/11 at 100.00	BBB	1,077,559

2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	1,282,000

1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R	1,052,050
4,160	Total Virginia			3,494,805
	Washington – 1.8%

4,150	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A	4,285,290

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – NPFG Insured	9/12 at 100.00	Aa3	182,901

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.625%, 6/01/34 (IF) (6)	6/19 at 100.00	AA	1,129,805

3,500	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa2	3,308,760

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,315	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	$3,361,509
12,100	Total Washington			12,268,265
	West Virginia – 0.2%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	450,060

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	985,660
1,500	Total West Virginia			1,435,720
	Wisconsin – 3.3%

1,020	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,061,738

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A+	2,873,464

2,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	2,680,275

1,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	10/11 at 100.00	A3	1,920,269

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A3	1,022,220

4,635	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.125%, 4/01/36	4/20 at 100.00	N/R	4,176,367

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,966,820

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009:
1,800	6.625%, 2/15/32	2/14 at 100.00	A+	1,855,152
595	6.625%, 2/15/39	2/19 at 100.00	A+	634,728

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Tender Option Bond Trust 2113, 14.682%, 8/15/33 (IF)	8/13 at 100.00	BBB+	1,337,400

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	BBB+	1,125,488
22,980	Total Wisconsin			21,653,921
	Wyoming – 0.9%

2,250	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	2,365,519

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB	802,440
1,620	6.000%, 12/01/36	12/21 at 100.00	BBB	1,622,317

1,000	West Park Hospital District, State of Wyoming, Hospital Revenue Bonds, West Park Hospital Project, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	1,068,030
5,670	Total Wyoming			5,858,306
$674,528	Total Investments (cost $642,076,479) – 99.4%			660,175,259
	Floating Rate Obligations – (0.5)%			(3,000,000)
	Other Assets Less Liabilities – 1.1%			6,947,392
	Net Assets – 100%			$664,122,651

18	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$658,079,089	$2,096,170	$660,175,259

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$50,100
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	24,790
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	2,021,280
Transfers out of	—
Balance at the end of period	$2,096,170

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $637,875,562.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$32,688,173
Depreciation	(13,388,556)
Net unrealized appreciation (depreciation) of investments	$19,299,617

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 101.2%

	Alabama – 2.2%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30	8/20 at 100.00	N/R	$15,451,680

15,555	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	10,960,520

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.250%, 1/01/12	No Opt. Call	BBB–	3,921,440
2,020	5.250%, 1/01/13	No Opt. Call	BBB–	1,981,277
5,865	5.250%, 1/01/14	No Opt. Call	BBB–	5,755,559
2,235	5.250%, 1/01/15	No Opt. Call	BBB–	2,171,973
470	5.250%, 1/01/16	1/14 at 100.00	BBB–	455,928
5,060	5.250%, 1/01/17	1/14 at 100.00	BBB–	4,820,409
3,000	5.250%, 1/01/19	1/14 at 100.00	BBB–	2,815,200
11,415	5.250%, 1/01/20	No Opt. Call	BBB–	10,543,921
1,710	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA+	1,653,827
4,200	5.500%, 1/01/22	1/14 at 100.00	BBB–	3,818,682
3,785	5.250%, 1/01/23	1/14 at 100.00	BBB–	3,385,493
5,440	5.000%, 1/01/24	1/14 at 100.00	BBB–	4,813,040
140	4.750%, 1/01/25	1/14 at 100.00	BBB–	117,562
530	4.750%, 1/01/25 – AMBAC Insured	1/14 at 100.00	BBB–	439,741

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	BBB	1,467,462
3,025	4.750%, 3/01/36	3/16 at 100.00	BBB	2,481,589

15,100	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	15,043,073

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (5)	No Opt. Call	N/R	6,643
2,365	8.125%, 1/01/21 (5)	1/13 at 100.00	N/R	1,571,046
1,420	8.250%, 1/01/31 (5)	1/13 at 100.00	N/R	943,292

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (5)	No Opt. Call	N/R	1,747,083

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,811,700
16,045	6.000%, 8/01/35	8/15 at 100.00	N/R	13,602,951
125,655	Total Alabama			111,781,091
	Alaska – 0.2%

	Alaska Housing Finance Corporation, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3188:
4,740	19.388%, 12/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	4,844,944
2,030	19.562%, 12/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	2,017,861

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
2,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	1,451,920
5,050	5.000%, 6/01/46	6/14 at 100.00	Baa3	3,349,918
13,820	Total Alaska			11,664,643
	Arizona – 2.9%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 19.437%, 7/01/27 (IF)	1/18 at 100.00	AA–	4,717,840

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 18.930%, 1/01/31 (IF) (8)	1/18 at 100.00	AA–	$1,910,370

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
1,540	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+	1,404,557
4,145	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	BB+	3,317,741

618	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/12 at 100.00	N/R	624,137

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
700	4.700%, 12/01/28	12/15 at 100.00	BBB	603,372
345	4.750%, 12/01/29	12/15 at 100.00	BBB	297,062
1,835	4.750%, 12/01/30	12/15 at 100.00	BBB	1,572,558

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.000%, 11/01/46 (Mandatory put 11/01/15)	10/11 at 100.00	N/R	19,235,000

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	CC	5,197,651

1,615	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,533,604

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	354,698

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
150	6.375%, 11/01/13	11/11 at 103.00	N/R	151,962
790	7.250%, 11/01/23	11/11 at 103.00	N/R	768,986
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R	1,598,012

5,325	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	4,688,663

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
3,935	0.000%, 7/01/28 – FGIC Insured (8)	No Opt. Call	AA+	4,007,286
7,985	0.000%, 7/01/29 – FGIC Insured (8)	No Opt. Call	AA+	8,074,911

3,745	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	N/R	3,533,070

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	502,007

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
335	6.000%, 6/01/16	No Opt. Call	N/R	334,414
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,295,368
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R	2,514,900

3,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	3,669,750

1,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.100%, 6/01/45	6/19 at 100.00	BBB–	1,069,388

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BBB–	232,803
475	6.000%, 6/01/36	6/16 at 100.00	BBB–	403,175

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	$2,654,995

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 16.312%, 3/01/16 (IF) (8)	No Opt. Call	AA	2,889,740

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
2,330	6.625%, 12/01/17	No Opt. Call	N/R	2,258,562
14,060	7.000%, 12/01/27	12/17 at 102.00	N/R	13,193,904

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A	59,712
80	5.250%, 12/01/28	No Opt. Call	A	76,486
8,120	5.500%, 12/01/29 (8)	No Opt. Call	A	7,936,082
7,100	5.000%, 12/01/32	No Opt. Call	A	6,449,640
8,550	5.000%, 12/01/37	No Opt. Call	A	7,684,655

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
3,000	4.700%, 4/01/22	4/14 at 100.00	N/R	3,011,100
4,425	4.900%, 4/01/32	4/17 at 100.00	N/R	3,987,014

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+	1,460,592
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+	896,020

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	100,373
1,476	5.400%, 7/01/15	No Opt. Call	N/R	1,460,044
700	5.500%, 7/01/16	No Opt. Call	N/R	684,943
7,586	5.750%, 7/01/22	7/16 at 100.00	N/R	6,684,783
10,397	6.000%, 7/01/30	7/16 at 100.00	N/R	8,481,561

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,530	7.625%, 3/01/31	3/21 at 100.00	BB+	3,693,686
1,330	7.875%, 3/01/42	3/21 at 100.00	BB+	1,395,303

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,189,196
161,222	Total Arizona			149,861,676
	California – 16.0%

2,370	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 19.275%, 5/01/45 – AGM Insured (IF)	5/19 at 100.00	AA+	2,378,129

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	192,158

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,980	5.000%, 9/01/27	9/11 at 103.00	N/R	3,285,490
9,970	5.000%, 9/01/37	9/17 at 100.00	N/R	7,422,864

2,500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	2,116,575

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
$1,085	17.761%, 4/01/31 (IF)	4/17 at 100.00	AA	$1,206,097
1,250	17.821%, 4/01/34 (IF)	4/18 at 100.00	AA	1,359,150
2,445	17.814%, 4/01/34 (IF)	4/18 at 100.00	AA	2,658,400
325	17.689%, 4/01/34 (IF)	4/18 at 100.00	AA	353,158
2,185	17.821%, 4/01/39 (IF)	4/18 at 100.00	AA	2,290,667
500	17.821%, 4/01/39 (IF)	4/18 at 100.00	AA	524,180
1,250	19.810%, 4/01/43 (IF)	4/18 at 100.00	AA	1,466,300
1,075	17.761%, 4/01/47 (IF)	4/18 at 100.00	AA	1,126,804
1,000	18.318%, 4/01/47 (IF)	4/18 at 100.00	AA	1,039,320
1,250	18.009%, 4/01/47 (IF)	4/18 at 100.00	AA	1,299,150

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,068,113

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	No Opt. Call	N/R	938,110

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,401,078
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,724,719

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,683,601
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,186,355
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,296,675

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
930	5.350%, 9/01/28	9/15 at 102.00	N/R	854,521
1,390	5.400%, 9/01/35	9/15 at 102.00	N/R	1,216,042

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	791,277
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,822,053

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/11 at 101.50	N/R	574,325
1,000	5.050%, 9/01/37	9/11 at 101.50	N/R	764,720

2,300	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,328,129

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (5), (6)	8/17 at 102.00	N/R	1,631,630

10,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	No Opt. Call	N/R	10,304,000

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	BBB–	4,585,490

7,660	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 19.881%, 9/01/28 – NPFG Insured (IF) (8)	9/18 at 100.00	N/R	8,430,290

3,155	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (6)	11/11 at 100.00	N/R	2,572,903

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	19.980%, 5/15/19 (IF)	No Opt. Call	Aa3	2,800,300
4,000	18.990%, 5/15/31 (IF)	11/21 at 100.00	Aa3	4,099,840

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$1,500	19.980%, 11/15/40 (IF)	11/21 at 100.00	Aa3	$1,680,180

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	19.980%, 8/15/18 (IF)	No Opt. Call	AA–	3,190,200
2,000	22.268%, 8/15/18 (IF)	No Opt. Call	AA–	2,552,160

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.328%, 8/15/18 (IF)	No Opt. Call	AA–	3,190,200
2,500	22.328%, 8/15/18 (IF)	No Opt. Call	AA–	3,190,200
1,250	22.328%, 8/15/18 (IF)	No Opt. Call	AA–	1,595,100

4,320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.664%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	2,855,261

20,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	17,715,105

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,088,086

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	963,050
1,000	7.000%, 10/01/39	No Opt. Call	N/R	949,390

1,990	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,904,629

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	8,472,339

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	Baa1	542,935
1,040	8.500%, 11/01/39	11/19 at 100.00	Baa1	1,141,847

	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
1,000	5.000%, 2/01/21	2/17 at 100.00	Baa2	985,150
2,500	5.250%, 2/01/27	2/17 at 100.00	Baa2	2,298,250

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	3,190,410

750	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	775,613

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.710%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA+	5,216,940

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	2,434,389

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,428,117

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB	4,655,394

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	CCC+	8,985,998

500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	457,005

2,625	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire Public Schools, Series 2010, 6.000%, 7/01/40	1/19 at 100.00	N/R	2,497,241

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	$5,039,200

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
295	9.125%, 6/01/13	No Opt. Call	N/R	299,693
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	841,300

2,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,044,780

590	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	10/11 at 100.00	N/R	542,098

490	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/12 at 103.00	N/R	429,701

1,500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	1,243,380

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,304,463
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,344,365

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
600	5.000%, 8/15/39 - NPFG Insured	8/17 at 100.00	Baa1	502,722
10,030	5.000%, 8/15/47	8/17 at 100.00	BBB+	8,029,316

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,215	5.250%, 7/01/30	7/15 at 100.00	BBB	5,238,499
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,511,160

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	599,378

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,936,934

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,186,186
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,102,114
800	5.000%, 11/01/29	11/16 at 100.00	N/R	645,608

330	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	338,474

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,213,844

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.714%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	2,618,000

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.499%, 11/15/32 (IF)	5/18 at 100.00	AA–	6,176,271

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102:
2,125	18.706%, 11/15/46 (IF)	11/16 at 100.00	AA–	1,792,395
6,555	18.712%, 11/15/48 (IF)	5/18 at 100.00	AA–	5,854,664

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	949,400

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured	10/17 at 100.00	A–	3,115,764

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
$1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	$809,770
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	4,023,759
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,438,320

4,205	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	3,264,594

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2010-3171, 18.333%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA+	4,718,200

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/11 at 102.00	N/R	341,805

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	3,871,461

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
7,280	5.200%, 9/01/27	9/15 at 102.00	N/R	5,264,459
15,800	5.250%, 9/01/37	9/15 at 102.00	N/R	10,166,826

4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	3,822,800

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	996,660

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	2,990,668
1,000	5.000%, 9/01/36	9/14 at 102.00	N/R	753,650

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999:
18,000	0.000%, 1/15/25 – NPFG Insured	1/12 at 46.25	AAA	7,658,640
1,000	0.000%, 1/15/30 – NPFG Insured	1/12 at 34.20	Baa1	296,230
10,000	0.000%, 1/15/32 – NPFG Insured	1/12 at 30.24	Baa1	2,500,700

12,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/31 – NPFG Insured	1/12 at 32.16	AAA	3,265,920

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.813%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	5,967,888

31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	28,509,013

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
14,685	5.000%, 6/01/33	6/17 at 100.00	Baa3	10,571,585
30,340	5.750%, 6/01/47	6/17 at 100.00	Baa3	22,705,546
18,250	5.125%, 6/01/47	6/17 at 100.00	Baa3	12,298,493

27,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	17,578,890

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB+	1,531,193

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.485%, 1/15/19 (IF)	No Opt. Call	Aa2	2,542,800

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006:
$1,000	4.600%, 9/01/21	9/16 at 102.00	N/R	$815,970
2,000	5.000%, 9/01/30	9/16 at 102.00	N/R	1,469,140
2,000	5.000%, 9/01/36	9/16 at 102.00	N/R	1,359,460

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	486,077

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CCC	3,805,088
3,750	4.750%, 8/01/35 – AMBAC Insured	No Opt. Call	CCC	2,133,788

95	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/12 at 103.00	N/R	97,881

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44	5/14 at 100.00	N/R	2,428,100

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,114,429

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	948,731

1,010	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB+	864,297

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,674,707
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	2,984,495

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
630	5.050%, 9/01/26	9/16 at 100.00	N/R	540,786
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,432,304

1,500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area, Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	1,497,945

5,240	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	No Opt. Call	BBB	5,455,416

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,448,925

1,345	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38	9/13 at 100.00	N/R	1,349,506

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,110,792

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	2,589,420
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	5,302,935

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,054,301
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,033,263

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	822,413
4,660	5.250%, 9/01/37	9/14 at 100.00	N/R	3,866,635

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
$980	5.200%, 9/01/26	9/12 at 102.00	N/R	$901,002
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	951,467

8,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	7,305,155

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,003,140

2,000	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax Allocation Bonds, Series 2009, 6.875%, 8/01/34	8/19 at 100.00	BBB+	2,017,720

1,155	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003, 4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	BBB+	895,472

1,180	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/13 at 100.00	N/R	1,122,558

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	3,491,991

1,335	Lemoore Redevelopment Agency, Kings County, California, Lemorre Redevelopment Project Tax Allocation Bonds, Series 2011, 7.250%, 8/01/31	8/16 at 100.00	A–	1,379,496

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	499,237

2,050	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	1,991,575

6,640	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	5,476,738

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B:
1,875	18.070%, 5/15/40 (IF) (8)	5/20 at 100.00	AA	1,999,875
4,550	18.070%, 5/15/40 (IF) (8)	5/20 at 100.00	AA	4,839,926

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2011-27B:
3,565	18.058%, 5/15/40 (IF) (8)	5/20 at 100.00	AA	3,791,984
5,000	18.058%, 5/15/40 (WI/DD, Settling 8/04/11) (IF)	5/20 at 100.00	AA	5,268,000

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B–	592,406

5,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B–	5,063,300

6,500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Refunding Bonds, Los Angeles International, Delta Airlines Inc., Series 1996, 6.350%, 11/01/25	11/11 at 100.00	BB	6,394,635

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.471%, 6/01/34 (IF) (8)	6/19 at 100.00	AA	3,460,500

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,056,190

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,254,891
2,650	7.250%, 8/01/31	No Opt. Call	BBB+	2,802,508
8,010	7.500%, 8/01/41	8/21 at 100.00	BBB+	8,471,696

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	$568,269

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	4,305

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	869,302
1,245	5.300%, 9/01/36	9/11 at 103.00	N/R	760,571

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	A–	1,607,036
1,075	6.900%, 5/01/36	5/21 at 100.00	A–	1,116,968

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	201,001

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	530,235

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	813,414
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	962,122

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A:
3,700	7.000%, 11/01/34	No Opt. Call	A	4,267,728
22,050	6.500%, 11/01/39 (8)	No Opt. Call	A	24,017,081

1,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,307,052

2,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	2,652,912

830	Multifamily Housing Revenue Bond Pass-Through Certificates, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	830,523

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	313,904
550	5.450%, 9/01/38	9/16 at 100.00	N/R	429,281

1,300	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R	1,125,319

2,355	National City Community Development Commission, San Diego County, California, Redevelopment Project Tax Allocation Bonds, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,438,862

	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2006:
4,000	5.450%, 9/01/32	9/16 at 100.00	N/R	3,308,600
6,150	5.500%, 9/01/36	9/16 at 100.00	N/R	4,973,874

9,000	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2007, 5.200%, 9/01/37	9/11 at 103.00	N/R	6,911,550

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,230	7.000%, 4/01/25	No Opt. Call	BB	1,179,816
1,605	7.500%, 4/01/35	No Opt. Call	BB	1,554,780

	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A:
675	5.000%, 9/01/19	9/15 at 101.00	N/R	648,486
915	5.150%, 9/01/22	9/15 at 101.00	N/R	840,794
1,015	5.250%, 9/01/24	9/15 at 101.00	N/R	909,196
1,000	5.350%, 9/01/30	9/15 at 101.00	N/R	844,120
2,855	5.400%, 9/01/35	9/15 at 101.00	N/R	2,327,196

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$4,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	$4,305,176

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	15,916,516

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA+	1,948,650

3,250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 18.289%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA	2,692,300

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.248%, 8/01/37 – NPFG Insured (IF) (8)	8/17 at 100.00	AA	3,106,500
7,000	17.248%, 8/01/37 – NPFG Insured (IF) (8)	8/17 at 100.00	AA	5,798,800

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.960%, 8/01/37 – AGM Insured (IF)	8/17 at 100.00	AA+	5,005,000

560	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/11 at 101.50	N/R	482,866

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,131,098
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,086,772

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	476,658
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,337,700
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	906,791

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,176,371

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,864,100

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,130,972

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	1,071,459

3,500	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,237,045

4,000	Rancho Cucamonga, California, Community Facilities District 2004-01 Special Tax Bonds, Rancho Etiwanda Estates, Series 2006, 5.375%, 9/01/36	9/11 at 103.00	N/R	3,252,480

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	803,388
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,492,243

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa1	871,290
1,750	5.000%, 12/15/33	12/12 at 100.00	Baa1	1,424,833

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	1,946,720

2,475	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	1,947,305

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	No Opt. Call	A–	1,051,560

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.975%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	AA+	3,136,910

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
$2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	$1,726,240
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,172,550

	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005:
2,265	5.250%, 9/01/25	9/15 at 100.00	N/R	2,084,615
4,800	5.200%, 9/01/36	9/15 at 100.00	N/R	3,971,040

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	2,141,888
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	2,700,836

6,145	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	5,249,919

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	5,904,426

6,830	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.885%, 12/01/33 – AMBAC Insured (IF) (8)	No Opt. Call	Aa3	5,836,645

8,945	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	7,593,589

1,000	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa1	943,170

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.999%, 2/01/33 (IF)	8/19 at 100.00	Aa2	3,567,551

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	344,300
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	541,728

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	750,303

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
37,500	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa1	11,688,750
65,635	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	Baa1	18,503,819
1,000	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	Baa1	258,280
14,880	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	Baa1	3,521,054
19,200	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa1	3,493,824
21,380	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	2,991,703

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
470	17.520%, 9/01/30 – AMBAC Insured (IF) (8)	3/17 at 100.00	AA+	428,969
1,500	17.610%, 9/01/31 – AMBAC Insured (IF) (8)	3/17 at 100.00	AA+	1,368,360

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.717%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	4,122,519

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA+	1,310,964

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	983,377
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	828,650
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,742,854

6,040	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	10/11 at 100.00	N/R	5,066,956

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	$3,393,130

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	1,894,400

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	539,091

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BBB	1,967,460

2,000	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A, 6.250%, 9/01/29	9/19 at 100.00	A–	2,125,580

	Stockton, California, Community Facilties District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	No Opt. Call	N/R	1,773,137
2,930	6.250%, 9/01/37	9/14 at 103.00	N/R	2,704,097

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	6,542,625

460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	10/11 at 100.00	A–	396,750

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,685	5.375%, 6/01/38	6/15 at 100.00	Baa3	6,925,840
500	5.500%, 6/01/45	6/15 at 100.00	Baa3	327,050

1,180	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	1,050,471

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,259,598

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	797,924
3,460	7.650%, 9/01/42	9/21 at 100.00	BBB+	3,633,242

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	2,350,375

3,958	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	3,629,921

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	632,490

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	1,064,760

2,620	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,835,469

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,033,813
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,166,828

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	6,107,400

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,232,008

2,325	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/12 at 100.00	N/R	2,265,294

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
$1,000	5.625%, 9/01/24	9/13 at 102.00	N/R		$607,900
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R		2,058,191

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A:
1,775	5.750%, 11/01/36	11/21 at 100.00	A		1,743,512
3,885	5.875%, 11/01/41	11/21 at 100.00	A		3,815,575

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R		597,548

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R		3,485,696

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R		2,124,427
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R		5,092,926
1,143,433	Total California				830,184,854
	Colorado – 6.9%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		2,531,580
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		4,102,896

6,825	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R		7,027,293

1,750	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		1,229,043

19,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		14,220,863

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		3,229,555

14,495	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB		12,568,325

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		1,625,102

1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39	12/13 at 102.00	N/R		1,011,305

	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A:
125	5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		99,226
5,795	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		4,205,084

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
505	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R		322,882
1,275	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		790,768

1,500	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	12/13 at 100.00	N/R		1,482,285

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R		5,862,604

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		901,541

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 101.00	N/R	(4)	5,666

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
$685	6.000%, 12/01/25	12/15 at 100.00	N/R	$570,804
1,428	6.125%, 12/01/35	12/15 at 100.00	N/R	1,100,460

6,525	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	6,436,978

1,150	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	903,636

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar Chavez Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R	2,716,258

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	448,815

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
80	6.125%, 7/01/12	10/11 at 102.00	N/R	81,054
1,710	6.500%, 7/01/24	10/11 at 102.00	N/R	1,640,745

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
275	6.750%, 3/01/14	No Opt. Call	N/R	280,371
730	7.250%, 3/01/24	3/14 at 100.00	N/R	720,766
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,475,596

425	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	434,890

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,246,684

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 - Compass Montessori Secondary School, Series 2006:
2,585	5.500%, 2/15/26	2/16 at 101.00	N/R	2,200,998
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,868,034

1,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,642,343

765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	652,614

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,103,802

1,940	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,724,175

2,920	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,648,528

1,000	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R	907,090

1,000	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,041,700

27,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	21,947,490

2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	No Opt. Call	N/R	2,959,754

3,240	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 1033, 16.811%, 9/01/40 (IF) (8)	9/16 at 100.00	AA	2,260,354

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702:
$1,000	18.900%, 1/01/18 (IF) (8)	No Opt. Call	AA	$1,112,160
1,250	18.890%, 1/01/18 (IF) (8)	No Opt. Call	AA	1,390,200
3,500	17.910%, 1/01/18 (IF) (8)	No Opt. Call	AA	3,652,880

1,570	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 100.00	N/R	1,513,150

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
57	0.000%, 4/21/14 (Alternative Minimum Tax) (11)	No Opt. Call	N/R	67,877
258	0.000%, 4/21/14 (Alternative Minimum Tax) (11)	No Opt. Call	N/R	25,800
1,310	6.200%, 4/01/16 (Alternative Minimum Tax) (5), (11)	No Opt. Call	N/R	539,720

2,655	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	10/11 at 100.00	N/R	2,543,729

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	982,500
3,400	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	2,989,756
8,700	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	6,946,689

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
6,910	5.400%, 12/01/27	12/17 at 100.00	N/R	5,282,695
9,465	5.450%, 12/01/34	12/17 at 100.00	N/R	6,765,487

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R	2,276,760
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	2,749,145

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,272,020

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,870,293

1,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A, 5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	1,378,695

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006:
2,495	5.000%, 12/01/35 – SYNCORA GTY Insured	No Opt. Call	BBB–	2,088,290
500	4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	400,965

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,295	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	Baa1	3,178,975
45,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa1	13,379,851
225	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa1	52,943

19,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 – NPFG Insured	No Opt. Call	Baa1	3,927,663

3,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	Baa1	970,350

355	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Improvement Series 2006B, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R	346,942

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
$250	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R		$203,465
100	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		75,810
14,855	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R		10,276,243

3,609	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,617,355

3,417	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		2,721,641

4,467	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		3,528,483

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R		1,405,797

5,570	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		5,576,406

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		753,819

5,075	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R		4,613,480

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		4,793,143

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		642,692

729	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		523,407

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R		943,050
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R		1,532,941

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		3,396,703

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		2,038,328

1,628	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,236,922

735	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(4)	868,968

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		2,019,633

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		768,850
2,300	5.625%, 12/01/37	12/16 at 100.00	N/R		1,641,740

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 144A, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,632,625

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,521,910

2,158	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R		1,846,709

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,175	5.250%, 12/15/21	12/16 at 100.00	N/R		4,566,679
10,930	5.400%, 12/15/31	12/16 at 100.00	N/R		8,637,323

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
$630	6.250%, 11/15/28	No Opt. Call	A	$670,591
20,555	6.500%, 11/15/38	No Opt. Call	A	22,632,905

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
4,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	4,259,520
2,500	6.000%, 1/15/34	7/20 at 100.00	Baa3	2,539,725
4,530	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,573,579

3,000	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	No Opt. Call	N/R	2,542,860

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,522,984

1,240	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,195,757

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,282,385

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,500	4.625%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,261,710
865	5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	669,484

2,295	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35	12/20 at 100.00	N/R	2,323,206

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	955,059

2,550	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,545,920

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,040	5.100%, 12/01/26	12/16 at 100.00	N/R	976,674
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R	883,390

3,955	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	3,907,461

9,841	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.000%, 12/01/33	12/14 at 100.00	N/R	9,269,928

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	989,496

9,500	Valagua Metropolitan District, Eagle County, Coloardo, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	7,670,775

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,364	6.000%, 12/01/25	12/15 at 100.00	N/R	1,969,898
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,770,089
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	6,588,400

2,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	1,960,329

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	417,850
893	6.375%, 12/01/35	12/15 at 100.00	N/R	692,334
465,651	Total Colorado			357,391,923

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 1.2%

$12,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	$12,804,068

235	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)	10/11 at 100.00	BBB	235,583

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,250	7.625%, 1/01/30	1/20 at 100.00	N/R	1,306,250
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,703,482

37,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	41,067,650

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	N/R	381,790

8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	N/R	3,089,404
64,195	Total Connecticut			62,588,227
	Delaware – 0.1%

1,250	Kent County, Delaware, Revenue Bonds, Charter School, Inc. Project, Refunding Series 2011, 7.375%, 5/01/37	5/21 at 100.00	BBB–	1,264,763

1,430	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,457,928
2,680	Total Delaware			2,722,691
	District of Columbia – 0.7%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
8,550	6.500%, 5/15/33	No Opt. Call	BBB	8,770,676
3,500	6.750%, 5/15/40	11/11 at 101.00	BBB	3,421,390

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,450	19.198%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA+	2,585,461
1,230	19.133%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA+	1,297,761

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,062,116

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,649,259
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	2,803,869

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	149,338

2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006, 11.333%, 10/01/37 (IF) (8)	4/21 at 100.00	A–	2,962,600

	District of Columbia, Revenue Bonds, National Public Radio, Tender Option Bond Trust 3163:
3,000	18.040%, 4/01/33 (IF)	4/15 at 100.00	AA–	2,839,440
2,375	18.040%, 4/01/33 (IF)	4/15 at 100.00	AA–	2,247,890

900	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2006B, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA+	886,626

5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Tender Option Bond Trust 11798, 17.705%, 4/01/31 – AGM Insured (Alternative Minimum Tax) (IF)	10/16 at 100.00	AA+	4,702,800
37,060	Total District of Columbia			37,379,226

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 12.0%

$4,130	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	$3,239,531

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,051,492

2,545	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (6)	5/15 at 101.00	N/R	1,414,027

15,125	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	11,522,679

1,945	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,159,220

15,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	12,636,722

19,380	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	9,699,690

1,750	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,447,950

13,940	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	13,993,251

9,870	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	8,969,066

7,675	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	7,163,461

1,985	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	1,988,930

3,750	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,720,288

2,010	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,737,122

1,650	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	1,124,096

2,880	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,025,821

1,750	Boyton Beach, Florida, Clipper Cove Apartments Multifamily Housing Mortgage Revenue Bonds, Refunding Series 2002, 5.750%, 1/01/28 – ACA Insured	1/13 at 100.00	BB	1,498,735

9,155	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pembroke Gardens, Series 1999, 6.150%, 6/01/39 (Mandatory put 6/01/29) (Alternative Minimum Tax)	10/11 at 100.00	N/R	8,264,768

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	2,073,200

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,273,250

1,450	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,363,203

3,100	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,116,680

3,715	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,269,757

1,470	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A	1,504,001

3,320	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,531,168

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,920	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/13 at 101.00	N/R	$2,811,902

1,760	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/11 at 100.00	N/R	1,680,835

475	Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Eagles Pointe North, Series 1997A, 5.700%, 7/01/27 – NPFG Insured	10/11 at 100.00	Baa1	443,422

5,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	4,433,783

3,375	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,459,160

7,090	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	7,128,215

4,725	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33	5/13 at 101.00	N/R	4,455,061

1,795	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	1,530,381

5,200	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	4,611,828

1,980	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,506,186

	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1:
1,350	6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/12 at 100.00	N/R	1,350,500
3,385	7.000%, 2/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 100.00	N/R	3,385,677

1,862	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 17.812%, 7/01/26 (Alternative Minimum Tax) (IF) (8)	1/16 at 100.00	AA+	1,930,633

4,300	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,363,726

2,580	Grand Hampton Community Development District, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/13 at 101.00	N/R	2,511,965

1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	911,660

7,120	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	7,133,884

5,395	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	5,084,680

4,370	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,539,482

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.277%, 5/15/15 (IF)	No Opt. Call	AA–	5,335,004

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.473%, 5/15/15 (IF)	No Opt. Call	AA–	3,183,617

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 18.990%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,042,925

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	2,052,362

7,225	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	6,565,574

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$495	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	$482,774

5,810	Jacksonville, Florida, Health Facilities Authority, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004, 12.248%, 11/01/32 (IF) (8)	11/17 at 100.00	A	5,256,075

11,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27	9/17 at 100.00	N/R	11,096,997

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 3918, 17.985%, 4/01/35 (IF) (8)	10/21 at 100.00	Aa2	2,649,624

3,540	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,338,893

2,760	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,264,801

1,125	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	639,000

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A:
2,820	6.100%, 5/01/23	5/14 at 101.00	N/R	2,690,083
4,030	6.250%, 5/01/34	5/14 at 101.00	N/R	3,692,165

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38 (5)	5/17 at 100.00	N/R	276,818

2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13 (5)	No Opt. Call	N/R	980,139

1,880	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,865,674

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
10,435	5.250%, 6/15/27	6/17 at 100.00	BB+	8,762,061
20,120	5.375%, 6/15/37	6/17 at 100.00	BB+	15,855,767

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,460	9.000%, 12/01/30	12/18 at 104.00	N/R	7,438,068
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	15,445,051

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	6,264,432
23,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	21,291,431

326	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	239,630

10,625	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	9,792,531

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (5)	No Opt. Call	N/R	1,914,625

8,525	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/11 at 100.00	BB+	8,560,805

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/11 at 100.00	BB+	311,302

2,000	Mediterra North Community Development District, Bonita Springs, Lee County, Florida, Capital Improvement Revenue Bonds, Series 2001A, 6.800%, 5/01/31	5/12 at 100.00	N/R	2,004,960

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.580%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (8)	10/18 at 100.00	AA+	2,735,040

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender option Bond Trust 3271, 21.062%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA+	$3,452,516

16,975	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2005A, 0.000%, 10/01/40 – NPFG Insured	10/15 at 100.00	A+	2,257,336

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
3,750	17.795%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA+	3,941,700
2,065	17.774%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA+	2,170,418

	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011:
1,500	7.250%, 10/01/34	No Opt. Call	BBB–	1,544,115
12,000	7.250%, 10/01/40	10/21 at 100.00	BBB–	12,263,040

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
345	6.000%, 5/01/24	5/14 at 100.00	N/R	341,033
14,250	6.250%, 5/01/37	5/14 at 100.00	N/R	13,753,958

7,810	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	7,779,932

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,155,717

3,570	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	2,678,107

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (6)	5/17 at 100.00	N/R	633,386

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (6)	No Opt. Call	N/R	1,161,624

950	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A2, 5.500%, 5/01/26	5/15 at 100.00	N/R	806,104

1,955	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,641,926

1,890	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	1,862,293

940	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	842,907

1,845	Orange County Housoing Finance Authority, Florida, Multifamily Housing Bonds, Buena Vista Place II, Series 1999-I, 6.900%, 7/01/39 (Alternative Minimum Tax)	10/11 at 100.00	N/R	1,689,743

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
595	5.500%, 12/01/21	12/11 at 101.00	BBB–	581,214
2,200	5.625%, 12/01/31	12/11 at 101.00	BBB–	1,993,464

5,665	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	4,276,225

2,150	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,183,626

15,470	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	10,822,193

2,790	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,780,634

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
770	5.875%, 5/01/22	5/17 at 100.00	N/R	695,487
675	6.000%, 5/01/37	5/17 at 100.00	N/R	570,929

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
$4,000	5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	Baa1	$3,635,240
9,500	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa1	8,163,255
8,000	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	Baa1	6,595,920

2,680	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,487,951

4,625	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,698,798

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	3,515,608

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36 (5)	No Opt. Call	N/R	963,774

10,470	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36 (5)	5/12 at 101.00	N/R	5,429,219

645	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 11/01/13	No Opt. Call	N/R	339,792

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,550	5.625%, 7/01/27	7/17 at 100.00	N/R	3,843,613
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,861,772
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	2,077,152

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
2,000	5.750%, 10/01/22	10/17 at 100.00	BBB–	2,004,040
17,650	5.250%, 10/01/27	10/17 at 100.00	BBB–	15,821,813

3,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.500%, 10/01/24	10/17 at 100.00	BBB–	2,802,300

8,765	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	5,588,564

2,285	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,299,693

375	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 3119, 18.056%, 8/15/37 (IF)	8/17 at 100.00	AA	341,010

14,975	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.621%, 2/15/28 (IF)	8/17 at 100.00	AA	13,217,235

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.556%, 8/15/23 (IF)	8/17 at 100.00	AA	831,750
6,250	16.048%, 8/15/42 (IF)	8/17 at 100.00	AA	6,053,000
335	17.489%, 8/15/42 (IF)	8/17 at 100.00	AA	304,549

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
2,130	15.926%, 8/15/15 (IF) (8)	No Opt. Call	AA	2,526,074
3,835	15.944%, 8/15/15 (IF) (8)	No Opt. Call	AA	4,402,657

1,290	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35	5/13 at 100.00	N/R	1,010,431

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,932,506
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	6,421,665

985	Stoenbrier Community Development District, Hillsborough County Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/37	5/16 at 100.00	N/R	828,129

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
$555	6.750%, 11/01/27	11/18 at 100.00	N/R	$555,549
2,730	7.850%, 11/01/41	11/18 at 100.00	N/R	2,788,340

43,510	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	32,911,834

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
1,000	6.450%, 5/01/23	5/18 at 100.00	N/R	661,440
2,150	6.550%, 5/01/27	5/18 at 100.00	N/R	1,422,569
7,655	5.250%, 5/01/39	No Opt. Call	N/R	4,693,816
20,615	6.650%, 5/01/40	5/18 at 100.00	N/R	12,587,725

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (5), (6)	5/16 at 100.00	N/R	6,751,920

3,200	Venetian Community Development District, Sarasota County, FLorida, Capital Improvement Revenue Bonds ,Series 2002A, 6.750%, 5/01/34	5/12 at 102.00	N/R	3,105,600

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12 (5), (6)	No Opt. Call	N/R	766,232
1,000	5.350%, 5/01/17 (5), (6)	No Opt. Call	N/R	504,100
1,500	5.550%, 5/01/39 (5), (6)	5/17 at 100.00	N/R	756,120

3,075	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,583,800

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
13,370	6.000%, 5/01/23	5/13 at 101.00	N/R	12,349,201
27,845	6.125%, 5/01/35	5/13 at 101.00	N/R	24,717,450
755,103	Total Florida			623,122,149
	Georgia – 1.8%

6,225	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	6,445,925

3,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	3,080,220

1,050	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	963,176

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	10/11 at 100.00	BB	780,165
95	5.375%, 12/01/28	12/11 at 100.00	BB	78,358

15,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	CCC+	18,013,170

12,830	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	CCC+	13,784,680

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB–	3,532,857
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB–	3,116,862

1,830	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.125%, 9/01/40	9/20 at 100.00	N/R	1,821,253

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,300	7.625%, 12/01/30	12/20 at 100.00	N/R	5,355,491
5,200	8.000%, 12/01/40	12/20 at 100.00	N/R	5,246,644
3,500	8.125%, 12/01/45	12/20 at 100.00	N/R	3,530,765

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	$5,967,646

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,599,415
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	5,402,640
20,900	5.125%, 7/01/42	7/17 at 100.00	N/R	13,742,377

1,380	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,386,831

200	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 6.125%, 2/15/34	2/14 at 101.00	N/R	176,636

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/17	No Opt. Call	A	787,583
103,010	Total Georgia			95,812,694
	Guam – 0.2%

6,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.875%, 12/01/40	12/20 at 100.00	B	6,036,960

4,380	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	4,532,862
10,380	Total Guam			10,569,822
	Hawaii – 0.2%

4,165	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,435,958

8,425	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	10/11 at 100.00	B	7,515,016

955	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	10/11 at 100.00	B	954,943
13,545	Total Hawaii			11,905,917
	Idaho – 0.1%

3,920	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,061,238

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	919,040

5,755	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26 (5), (6)	12/16 at 100.00	N/R	1,431,556
10,675	Total Idaho			6,411,834
	Illinois – 8.7%

4,500	Bolingbrook, DuPage & Will Counties, Illinois, Special Tax Revenue Bonds, Special Service Areas 2001-1, 2001-2, 2001-3, and 2002-1, Refunding Series 2007, 4.500%, 3/01/32 – NPFG Insured	4/21 at 100.00	Baa1	3,585,780

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	5,235,636

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,271,080

3,825	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,017,543

3,010	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,686,395

933	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	851,689

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,000	CenterPoint Intermodal Center Program Trust Series 2004 Class A Certificates, 8.500%, 6/15/23	12/11 at 100.00	N/R	$9,002,970

984	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	5/15 at 100.00	Baa1	1,015,162

5,545	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	10/11 at 100.00	N/R	5,460,106

8,325	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30	12/12 at 100.00	Caa2	6,610,716

725	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/12 at 100.00	N/R	726,225

5,350	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	5,517,509

2,483	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,002,912

1,500	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006, 5.850%, 5/01/26 (5), (6)	5/14 at 102.00	N/R	785,775

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,865	7.750%, 7/01/30	7/21 at 100.00	N/R	7,899,291
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,552,184
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,007,840

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16 (5)	No Opt. Call	N/R	2,254,500

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,473,775

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	3,526,848

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB+	795,096

1,150	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	10/11 at 100.00	BBB–	1,149,977

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	N/R	2,003,080

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB+	3,808,980

2,750	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	2,836,103

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Baa2	205,974

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
1,400	7.750%, 5/15/30	5/20 at 100.00	N/R	1,379,364
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	9,832,500
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	10,439,488

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	3,851,586

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	19.002%, 8/15/15 – AGC Insured (IF) (8)	No Opt. Call	AA+	1,543,740
1,625	18.533%, 2/15/39 – AGC Insured (IF) (8)	8/18 at 100.00	AA+	1,518,400
2,495	18.533%, 8/15/47 – AGC Insured (IF) (8)	8/18 at 100.00	AA+	2,331,328

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$975	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	$776,675

16,715	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	15,097,991

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
6,670	5.000%, 4/01/31	4/16 at 100.00	Baa3	4,764,448
9,250	5.000%, 4/01/36	4/16 at 100.00	Baa3	6,370,475

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	5,585,460

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
3,825	5.000%, 8/15/26	8/16 at 100.00	N/R	3,256,452
7,060	5.100%, 8/15/31	8/16 at 100.00	N/R	5,774,092

15,645	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46 (6)	10/16 at 100.00	N/R	10,306,457

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
410	5.250%, 5/15/15	No Opt. Call	N/R	402,382
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,566,239
6,750	5.750%, 5/15/38	5/17 at 100.00	N/R	5,614,785
350	5.400%, 5/15/38	5/12 at 100.00	N/R	276,091

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764, 17.910%, 5/01/26 (IF) (8)	5/20 at 100.00	AA	3,301,125

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	25,097,800

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (8)	11/17 at 100.00	A	1,901,805

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.464%, 11/15/33 (IF) (8)	11/17 at 100.00	A	1,157,535
4,385	21.513%, 5/15/39 (IF) (8)	5/20 at 100.00	A	4,743,167
4,880	21.487%, 5/15/39 (IF) (8)	5/20 at 100.00	A	5,278,452

14,545	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	12,330,524

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,131,057

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	8,956,035

10,855	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	9,871,103

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A2	9,873,307

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A2	2,675,841

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB)	5/19 at 100.00	A2	5,867,571

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bond Trust 3089:
300	19.395%, 5/01/17 (IF)	No Opt. Call	A2	376,344
250	20.384%, 5/01/17 (IF)	No Opt. Call	A2	307,220
3,067	20.373%, 5/01/17 (IF)	No Opt. Call	A2	3,768,975
1,065	20.338%, 5/01/17 (IF)	No Opt. Call	A2	1,308,140
315	20.228%, 5/01/17 (IF)	No Opt. Call	A2	386,376
815	20.324%, 11/01/39 (IF)	5/19 at 100.00	A2	1,001,065

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	$3,509,305

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
650	6.875%, 8/15/38	8/19 at 100.00	BBB	673,277
23,000	7.000%, 8/15/44	8/19 at 100.00	BBB	24,017,750

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,030	21.938%, 2/15/19 – AGM Insured (IF) (8)	No Opt. Call	AA+	1,153,559
665	21.818%, 2/15/19 – AGM Insured (IF) (8)	No Opt. Call	AA+	744,321

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1:
490	20.098%, 2/15/19 (IF)	No Opt. Call	AA–	528,573
625	20.098%, 2/15/31 (IF)	8/19 at 100.00	AA–	690,250
2,285	20.099%, 2/15/31 (IF)	8/19 at 100.00	AA–	2,523,554

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	20.165%, 2/15/19 (IF) (8)	No Opt. Call	AA–	3,217,753
4,250	20.165%, 2/15/35 (IF) (8)	2/21 at 100.00	AA–	4,520,810

1,500	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3	1,352,910

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,380,170

2,325	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.541%, 8/01/16 (IF) (8)	No Opt. Call	AA	2,048,441

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (8)	4/16 at 100.00	N/R	20,785,804

24,350	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	16,543,634

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
5,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	B–	3,566,753
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B–	1,813,830
10,915	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B–	7,553,726

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (5)	7/18 at 100.00	N/R	2,952,361

9,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220, 18.923%, 6/15/42 (IF)	6/20 at 100.00	AAA	7,657,992

3,298	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,240,219

4,775	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,646,906

5,725	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	5,033,134

6,011	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	5,805,123

5,861	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,225,492

2,164	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,087,503

4,291	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,085,032

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

$3,665		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	$2,877,428

—	(10)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	172

2,800		Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	10/11 at 100.00	N/R	2,214,772

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935		6.950%, 1/01/21	1/18 at 100.00	N/R	2,848,212
2,000		6.950%, 1/01/25	1/18 at 100.00	N/R	1,896,440

3,805		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,842,137

3,210		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,241,330

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	2,971,800

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,778,193

4,484		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	3,541,508

2,343		Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,851,204

830		Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	716,996

3,215		Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	2,950,984

3,592		Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,538,551

2,385		Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,486,904

7,340		Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,633,892

3,646		Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	2,784,450
515,298		Total Illinois			453,837,696
		Indiana – 2.5%

1,695		Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	A–	1,760,512

1,260		Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	1,294,915

5,520		East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	4,497,917

835		East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	10/11 at 100.00	B–	748,310

5,100		Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.125%, 8/01/29	8/16 at 100.00	Baa3	4,681,086

1,595		Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.674%, 4/01/30 – AMBAC Insured (IF) (8)	No Opt. Call	AA	1,881,239

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 18.241%, 4/15/17 (IF)	No Opt. Call	Aa3	$5,381,400

2,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	2,411,520

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
3,085	19.031%, 6/01/17 (IF) (8)	No Opt. Call	AA	3,283,952
1,250	19.005%, 6/01/17 (IF) (8)	No Opt. Call	AA	1,330,650
1,460	18.884%, 6/01/17 (IF) (8)	No Opt. Call	AA	1,554,112
330	19.005%, 12/01/32 (IF) (8)	12/19 at 100.00	AA	351,292
5,000	15.776%, 12/01/32 (IF) (8)	12/19 at 100.00	AA	5,322,600

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
2,750	17.811%, 5/15/31 (IF) (8)	11/16 at 100.00	AA+	2,799,940
1,500	17.606%, 5/15/31 (IF) (8)	11/16 at 100.00	AA+	1,527,240

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB+	2,027,820

4,200	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB+	3,984,624

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA+	10,473,700

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.495%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA+	368,739
2,500	19.495%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA+	2,973,700
4,995	20.470%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA+	6,135,658
6,250	19.495%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA+	7,434,250

330	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)	10/11 at 100.00	Ba2	330,188

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/15 at 100.00	Baa2	1,775,218

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,490,232

3,643	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35 (5)	3/15 at 102.00	N/R	1,640,807

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (5)	2/15 at 100.00	N/R	528,375
2,500	5.375%, 2/15/34 (5)	2/15 at 100.00	N/R	430,975

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	1,985,100

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	10/11 at 100.00	N/R	223,010

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	5,275,050
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	5,319,800

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	1,698,120
15,000	5.750%, 9/01/42	9/17 at 100.00	N/R	12,652,350
29,500	5.800%, 9/01/47	9/17 at 100.00	N/R	24,903,015
139,508	Total Indiana			130,477,416

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 0.5%

$12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	$10,140,120

5,665	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,289,187

11,425	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	6/15 at 100.00	BBB	8,572,520

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	1,864,845
31,340	Total Iowa			25,866,672
	Kansas – 0.3%

5,495	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,587,556

1,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	779,400

1,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	850,700

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	618,320
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	2,319,686

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,286,246

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax) (5), (6)	6/13 at 100.00	N/R	186,930

7,450	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	4,252,460
25,985	Total Kansas			14,881,298
	Kentucky – 0.6%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	10/12 at 100.00	BB–	499,060
2,000	5.850%, 10/01/17	10/11 at 100.00	BB–	1,895,180
6,375	5.875%, 10/01/22	10/11 at 100.00	BB–	5,655,836

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA+	1,046,930

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,008,720

19,215	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A–	19,332,404

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,063,002
32,280	Total Kentucky			31,501,132
	Louisiana – 1.5%

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16 (5), (6)	10/11 at 100.00	N/R	874,358

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17 (5), (6)	10/11 at 100.00	N/R	5,958,254

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17 (5), (6)	10/11 at 100.00	N/R		$628,727

10,290	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17 (5), (6)	11/11 at 100.00	N/R		1,023,855

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB		99,536

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	8/11 at 100.00	Ba2		825,289

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (5), (11)	No Opt. Call	N/R		250,050

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (5)	No Opt. Call	N/R		581,508

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (5)	No Opt. Call	N/R		3,472,469

1,000	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R		1,036,720

6,900	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29 (Mandatory put 8/01/20)	No Opt. Call	BBB–		7,224,231

6,475	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–		6,724,417

10,850	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–		11,359,950

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (5), (6)	9/16 at 100.00	N/R		2,177,231

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17 (5), (6)	9/16 at 100.00	N/R		427,519

660	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (8)	No Opt. Call	N/R		666,151

9,900	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R		8,327,979

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5), (11)	12/17 at 100.00	N/R		2,930,856

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
5,750	5.250%, 5/15/38	5/17 at 100.00	Baa1		5,256,593
9,000	5.375%, 5/15/43	5/17 at 100.00	Baa1		8,264,250

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1		2,104,800
600	6.750%, 5/15/41	5/21 at 100.00	Baa1		639,762

2,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (5)	10/11 at 100.00	N/R		1,001,400

4,560	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax) (Pre-refunded 9/15/11)	9/11 at 100.00	N/R	(4)	4,578,058

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (5)	10/11 at 100.00	N/R	$1,146,603
132,453	Total Louisiana			77,580,566
	Maine – 0.1%

6,500	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 7.000%, 7/01/41 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3	6,615,635
	Maryland – 1.8%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,615	5.250%, 9/01/20 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,573,963
7,850	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	6,590,232

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	452,765

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	16,776,111

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
455	5.250%, 4/01/27	4/17 at 100.00	N/R	346,965
1,000	5.250%, 4/01/33	4/17 at 100.00	N/R	714,540

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.753%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	4,665,825

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	6,874,069

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.181%, 3/01/30 (Alternative Minimum Tax) (IF) (8)	3/17 at 100.00	Aa2	717,887
1,710	17.386%, 3/01/30 (Alternative Minimum Tax) (IF) (8)	3/17 at 100.00	Aa2	1,279,542

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,925	5.000%, 12/01/16	No Opt. Call	N/R	1,629,051
54,100	5.000%, 12/01/31	12/16 at 100.00	N/R	33,174,120

2,080	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Frostburg State University Project, Series 2002A, 6.250%, 10/01/33	10/12 at 101.00	Ba3	1,961,045

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	10/11 at 100.00	N/R	3,512,606

1,500	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,415,445

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18 (5), (6)	1/17 at 100.00	N/R	299,888
6,260	5.500%, 7/01/38 (5), (6)	1/17 at 100.00	N/R	2,501,559

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R	3,139,263

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
380	5.375%, 7/01/14 (6)	1/12 at 100.00	B3	327,385
9,435	5.300%, 7/01/24 (6)	1/12 at 100.00	B3	6,242,385
130,395	Total Maryland			94,194,646
	Massachusetts – 1.1%

12,225	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3	8,639,285

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts (continued)

$4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		$1,429,795

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R		1,723,620

435	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		446,275

1,685	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,621,425

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	10/11 at 100.00	A–		870,539

315	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/11 at 100.00	A–		315,895

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB		3,897,740

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (5)	1/18 at 100.00	N/R		4,951,471
5,300	6.500%, 1/15/38 (5)	1/18 at 100.00	N/R		4,255,582

45	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.500%, 7/01/12	No Opt. Call	N/R		47,273

430	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R	(4)	457,894

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
3,500	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R		3,155,460
400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R		322,956

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D, 5.250%, 10/01/23	10/11 at 100.00	BB–		2,450,883

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–		1,669,720

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2001C, 5.500%, 7/01/16	10/11 at 100.00	BB–		1,216,900

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–		2,486,700

1,870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34 (5)	7/14 at 100.00	D		836,619

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
4,425	6.250%, 7/01/24 (5)	7/14 at 100.00	D		1,979,701
10,555	6.375%, 7/01/34 (5)	7/14 at 100.00	D		4,722,201

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 19.957%, 6/01/41 (IF) (8)	6/20 at 100.00	AA–		2,533,900

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
845	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		752,996
285	5.000%, 1/01/21 – AMBAC Insured	1/12 at 100.00	N/R		234,404
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		3,397,040

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)
$4,050	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	$3,001,415
78,265	Total Massachusetts			57,417,689
	Michigan – 2.8%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,695	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,280,384
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	4,297,236

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	879,428

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,337,709

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
3,885	5.000%, 11/01/26	11/16 at 100.00	BB+	2,996,034
3,750	5.250%, 11/01/31	11/16 at 100.00	BB+	2,783,813
3,090	5.250%, 11/01/36	11/16 at 100.00	BB+	2,171,374

1,125	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	10/11 at 100.00	N/R	1,003,804

820	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/12 at 100.00	N/R	813,735

4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 18.430%, 5/01/29 – AGM Insured (IF) (8)	No Opt. Call	AA+	4,892,936

5,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.746%, 5/01/27 – AGM Insured (IF)	No Opt. Call	AA+	5,650,700

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB+	1,001,016
500	5.750%, 11/01/30	11/15 at 100.00	BB+	397,795
2,425	5.750%, 11/01/35	11/15 at 100.00	BB+	1,842,273

7,670	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/11 at 100.00	B–	4,518,934

2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust 3789, 18.750%, 5/01/18 (IF) (8)	No Opt. Call	AA	2,465,200

1,095	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	718,167

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	2,916,130

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
7,825	4.875%, 8/15/27	8/17 at 100.00	N/R	6,021,651
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	3,407,077

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	887,250
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,256,910

180	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/20	7/15 at 100.00	BB+	172,643

	Michigan Finance Authoirty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,500	7.750%, 7/15/26 (WI/DD, Settling 8/09/11)	7/21 at 100.00	BB	1,467,510
9,000	8.000%, 7/15/41 (WI/DD, Settling 8/09/11)	7/21 at 100.00	BB	8,750,610

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,215,981

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$4,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	N/R	$4,164,960

6,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (8)	7/15 at 100.00	AA+	6,115,889

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
600	7.500%, 10/01/12	10/11 at 100.00	B1	600,492
2,900	7.900%, 10/01/21	10/11 at 100.00	B1	2,786,320
10,550	8.000%, 10/01/31	10/11 at 100.00	B1	9,870,369

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
200	7.250%, 10/01/11	9/11 at 101.00	Ba1	200,878
750	7.625%, 10/01/21	10/11 at 100.00	Ba1	750,458

1,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	871,360

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
645	6.000%, 2/01/16	No Opt. Call	BB+	641,988
1,055	6.375%, 2/01/26	2/16 at 100.00	BB+	940,459
2,855	6.500%, 2/01/36	2/16 at 100.00	BB+	2,403,310

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,448,066

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	731,580

3,720	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	2,973,470

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
350	7.250%, 4/01/20	No Opt. Call	BB+	360,259
1,140	8.000%, 4/01/30	4/20 at 100.00	BB+	1,163,313
500	8.000%, 4/01/40	4/20 at 100.00	BB+	503,320

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	8,912,227

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	1,892,250
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	8,995,952

570	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	10/11 at 100.00	BB–	569,977

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB–	2,979,933

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
175	4.750%, 11/01/11	No Opt. Call	BB+	175,163
1,070	5.000%, 11/01/15	No Opt. Call	BB+	1,046,171
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,514,705
750	6.750%, 5/01/21	No Opt. Call	BB+	754,793
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+	3,911,953
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+	2,880,528
1,615	7.750%, 5/01/31	5/21 at 100.00	BB+	1,630,633
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+	4,400,751
3,460	8.000%, 5/01/41	5/21 at 100.00	BB+	3,491,901
170,290	Total Michigan			146,829,728

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.2%

$1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	N/R	$979,820

8,970	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	No Opt. Call	N/R	9,162,048

9,410	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB–	9,429,196

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27	11/15 at 100.00	N/R	384,838
1,000	6.000%, 11/01/37	11/15 at 100.00	N/R	855,060

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	950,440

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	1,012,820
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,022,730

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	556,278

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,480,830

1,525	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,461,347

2,400	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Higher Ground Academy Project, Series 2009, 8.500%, 12/01/38	6/14 at 102.00	N/R	2,520,864

465	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	424,220

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,585,808

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
445	6.625%, 12/01/23	6/14 at 102.00	N/R	446,166
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,049,892

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	358,640
500	6.000%, 9/01/36	9/14 at 102.00	N/R	431,790

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,147,172

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,807,214

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	695,638
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	952,425

2,195	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BB+	2,202,990

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB	2,624,805
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,655,072

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	7,983,189

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
$1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	$1,288,320
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	637,856

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	954,430
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,259,328
63,460	Total Minnesota			61,321,226
	Mississippi – 0.2%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	206,604

2,650	Mississippi Business Finance Corporation Pollution Control Revenue Refunding Bonds (System Energy Resources, Inc. Project) Series 1999, 5.900%, 5/01/22	11/11 at 100.00	BBB	2,653,472

4,865	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (5)	2/21 at 102.00	NA	4,733,207

1,728	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,236,832
9,543	Total Mississippi			8,830,115
	Missouri – 1.7%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	231,553
600	5.625%, 3/01/25	3/16 at 100.00	N/R	517,968

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	1,290,360
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,490,752

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
8,595	5.750%, 4/01/22	4/16 at 100.00	N/R	7,938,514
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,721,710

1,500	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	1,318,935

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26	8/14 at 100.00	N/R	189,664
600	5.250%, 8/01/31	8/14 at 100.00	N/R	545,382

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	540,440
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,409,120

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,494,898

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,537,301

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
1,870	5.150%, 6/01/16	6/14 at 102.00	N/R	1,860,856
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,597,460

17,000	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	15,890,580

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	N/R	$1,404,960

500	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38	4/14 at 100.00	A–	514,150

550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	No Opt. Call	N/R	506,336

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,091,672
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R	2,703,952

7,500	Saint Louis Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Councils Towers Apartments, Series 2010B, 7.250%, 12/15/13	9/12 at 100.00	N/R	7,529,850

9,000	Saint Louis, Missouri, Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,641,980

5,635	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Saint Louis, Missouri, Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29	No Opt. Call	N/R	5,665,542

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/11 at 100.00	N/R	1,273,692

2,159	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/11 at 100.00	N/R	1,769,948

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	2,247,767

1,427	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	No Opt. Call	N/R	1,018,849

1,520	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,182,317

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	1,750,924

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	482,775
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	913,400

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,824,300

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	561,755

1,500	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	Baa3	1,326,795

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	736,690
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,672,050
108,447	Total Missouri			91,395,197
	Montana – 0.6%

17,140	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/12 at 100.00	B+	17,209,246

16,504	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	15,699,595
33,644	Total Montana			32,908,841

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.1%

$4,000	Gage County Hospital Authority 1, Nebraska, Health Care Facility Revenue Bonds, Beatrice Community Hospital and Health Project, Series 2010B, 6.750%, 6/01/35	No Opt. Call	N/R	$3,971,400
	Nevada – 0.9%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 19.915%, 1/01/36 (IF)	1/20 at 100.00	Aa3	4,933,230

1,200	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	1,220,760

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 17.874%, 1/01/18 (IF)	No Opt. Call	Aa3	981,987

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	480,180
1,000	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	239,970

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23 (5)	1/12 at 100.00	N/R	1,600
41,800	7.375%, 1/01/40 (5)	1/12 at 100.00	N/R	66,880

1,585	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,403,835

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	794,940

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	5,680,450

3,155	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	2,994,663

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
510	6.000%, 8/01/27	4/15 at 102.00	N/R	424,850
2,565	6.150%, 8/01/37	4/15 at 102.00	N/R	1,994,082

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,765,314

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
2,340	6.500%, 9/01/20	9/18 at 100.00	N/R	2,317,723
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	1,887,660

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
6,975	6.500%, 6/15/20	6/18 at 100.00	B2	6,392,727
13,090	6.750%, 6/15/28	6/18 at 100.00	B2	10,982,772
92,880	Total Nevada			44,563,623
	New Hampshire – 0.0%

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	185,566
	New Jersey – 3.6%

6,422	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/01/11 (7), (11)	No Opt. Call	N/R	647,315

8,255	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	6,999,580

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	844,870

5,215	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/29	6/14 at 100.00	BBB	5,191,585

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	10/11 at 100.00	N/R	$859,970

985	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/11 at 100.00	CCC+	819,904

640	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/11 at 100.00	B3	545,222

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,991,640
5,045	6.400%, 9/15/23 (Alternative Minimum Tax)	9/11 at 100.00	B	5,029,815
10,565	6.250%, 9/15/29 (Alternative Minimum Tax)	9/11 at 100.00	B	10,138,702

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/11 at 100.00	B	1,501,845
3,185	7.000%, 11/15/30 (Alternative Minimum Tax)	11/11 at 100.00	B	3,187,102

3,300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)	6/15 at 100.00	B	3,415,797

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,441,140

2,400	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	Baa1	2,752,272

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
1,575	19.206%, 7/01/38 – AGC Insured (IF)	1/14 at 100.00	AA+	1,687,644
5,000	19.701%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	5,640,000
1,250	19.701%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	1,410,000
1,815	19.675%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AA+	2,047,320

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35 (WI/DD, Settling 8/09/11)	7/21 at 100.00	BBB–	1,001,400

23,230	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BBB–	21,747,229

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002:
1,320	6.500%, 7/01/21	7/12 at 101.00	BB+	1,320,620
1,500	6.625%, 7/01/31	7/12 at 101.00	BB+	1,413,585

25,935	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	26,327,656

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	521,383
3,765	5.500%, 7/01/33	7/13 at 100.00	Ba2	2,891,068

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	1,640,400

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, 21.996%, 6/01/16 (IF)	No Opt. Call	AA+	1,731,296

42,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA+	43,874,630

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$3,310	5.000%, 6/01/29	6/17 at 100.00	BBB–	$2,615,794
37,500	4.750%, 6/01/34	6/17 at 100.00	Baa3	25,870,500
206,852	Total New Jersey			187,107,284
	New Mexico – 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,377,256
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,290,653

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	1,038,597
1,655	5.750%, 9/01/21	9/16 at 100.00	N/R	1,392,236
7,550	6.000%, 9/01/32	9/16 at 100.00	N/R	5,653,289

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,154,324
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,066,426
17,885	Total New Mexico			14,972,781
	New York – 3.4%

750	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	688,703

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	454,735

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
10,150	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	10,401,923
8,960	7.625%, 8/01/25 (Mandatory put 8/01/16) (Alternative Minimum Tax)	8/18 at 100.00	B–	9,241,971
12,600	8.000%, 8/01/28	No Opt. Call	B–	13,156,920
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	516,910

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
7,500	5.750%, 10/01/27	10/17 at 100.00	N/R	4,218,900
28,560	5.750%, 10/01/37	10/17 at 100.00	N/R	15,925,913
61,500	5.875%, 10/01/46	10/17 at 102.00	N/R	34,609,125

8,500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	7,765,685

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+	4,745,678

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	8/11 at 100.00	CCC+	166,082
430	5.400%, 7/01/20 (Alternative Minimum Tax)	8/11 at 100.00	CCC+	350,803

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	10/11 at 100.00	CCC+	1,995,923

19,645	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/11 at 100.00	BB–	16,245,826

6,595	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB–	6,681,724

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
$2,295	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	$2,026,760
5,370	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	4,381,383

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484:
2,500	17.832%, 6/15/15 (IF)	No Opt. Call	AA+	2,675,100
375	17.832%, 6/15/15 (IF)	No Opt. Call	AA+	405,750
1,290	17.799%, 6/15/15 (IF)	No Opt. Call	AA+	1,380,171
1,250	17.832%, 6/15/32 (IF)	6/17 at 100.00	AA+	1,332,400
7,500	17.832%, 6/15/33 (IF)	6/19 at 100.00	AA+	8,115,000
625	17.832%, 6/15/33 (IF)	6/19 at 100.00	AA+	676,250

5,500	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49	1/20 at 100.00	BBB	5,675,560

1,875	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704, 18.435%, 1/15/44 (IF) (8)	1/20 at 100.00	AA	1,787,100

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	Aa2	16,359,040

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 13.906%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	Aa2	1,777,088

1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	836,290

1,305	Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds, Windmill Village LLC Facility, Series 2001, 5.750%, 12/01/31 (Alternative Minimum Tax)	12/11 at 102.00	Aaa	1,316,327

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/12 at 100.00	N/R	95,276

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/12 at 101.00	B	1,000,340
222,620	Total New York			177,006,656
	North Carolina – 0.3%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,202,580

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
750	6.750%, 8/01/24	8/18 at 100.00	N/R	666,743
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	2,974,692

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas HealthCare System, Tender Option Bond Trust 11963, 18.893%, 1/15/19 (IF)	No Opt. Call	AA–	1,643,829

5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	4,625,828

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,512,384
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,431,244
16,990	Total North Carolina			15,057,300
	Ohio – 2.7%

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	934,675

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
14,500	5.125%, 6/01/24	6/17 at 100.00	Baa3	11,888,550
41,000	5.875%, 6/01/30	6/17 at 100.00	Baa3	32,255,930
38,785	5.750%, 6/01/34	6/17 at 100.00	Baa3	29,330,381
1,750	6.000%, 6/01/42	6/17 at 100.00	Baa3	1,341,620

2,750	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,818,283

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	859,930
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	740,940

4,085	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	4,173,236

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,435,600

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 29.668%, 5/01/29 (IF)	5/19 at 100.00	AA	2,025,666

500	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/11 at 100.00	B	424,465

890	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	BB–	878,795

1,785	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/12 at 100.00	BB–	1,786,000

16,750	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	BB–	15,740,143

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	2,720,110
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,923,860

7,300	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	6,344,430

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	500,260

5,790	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/11 at 100.00	B	4,671,951

2,320	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	BBB	2,115,538

505	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Project, Series 2003, 5.375%, 12/01/35	12/13 at 102.00	N/R	429,977

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (5), (6)	No Opt. Call	N/R	2,126,750
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)	7/17 at 102.00	N/R	3,330,400

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (5), (6)	7/17 at 102.00	N/R	50
195,985	Total Ohio			138,797,540
	Oklahoma – 1.5%

3,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	2,939,062

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB–	$1,684,320

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,808,038
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,754,757

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,500	7.250%, 11/01/40	5/20 at 100.00	N/R	7,669,200
10,275	7.250%, 11/01/45	5/20 at 100.00	N/R	10,506,804

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	10/11 at 100.00	B–	807,165

39,070	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/11 at 100.00	B–	38,089,734

9,055	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	9,371,110

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	1,824,021
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,022,911
83,540	Total Oklahoma			80,477,122
	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,399,430

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A3	1,082,988
2,670	8.250%, 1/01/38	1/19 at 100.00	A3	3,222,663

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/11 at 100.00	N/R	330,845
130	5.000%, 10/01/21	10/11 at 100.00	N/R	84,726
735	5.350%, 10/01/31	10/11 at 100.00	N/R	380,877

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	No Opt. Call	BB+	1,620,784

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	9/11 at 100.00	B	7,423,317

1,610	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	1,435,460
19,415	Total Oregon			17,981,090
	Pennsylvania – 2.0%

	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
1,500	6.750%, 11/01/24	No Opt. Call	BB	1,613,235
3,200	6.875%, 5/01/30	11/19 at 100.00	BB	3,384,928

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
500	6.750%, 11/01/31	11/21 at 100.00	BBB–	513,895
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,577,075

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,882,178

6,550	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	Ca	6,202,654

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$5,120	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	$4,257,485

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	821,460

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,155	5.125%, 10/15/15	No Opt. Call	N/R	2,192,842
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,655,258
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	10,854,451

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	6,516,780
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	3,738,369

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	447,455

1,450	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.543%, 8/01/38 (IF) (8)	8/20 at 100.00	AA	1,622,985

10,000	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.250%, 2/01/35	2/15 at 100.00	N/R	8,369,700

1,020	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	783,523

32,250	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/11 at 100.00	B	27,987,840

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
2,000	5.250%, 6/01/14	10/11 at 100.00	BB	1,964,780
200	5.125%, 6/01/18	10/11 at 100.00	BB	184,264

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
200	6.500%, 1/01/13 (Alternative Minimum Tax)	1/12 at 100.00	CC	137,128
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/12 at 100.00	CC	842,790

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,038,360

2,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	No Opt. Call	CCC+	2,065,060

	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Revenue Bonds, Tender Option Bond Trust 3252:
1,205	21.759%, 2/15/19 (IF)	No Opt. Call	AA–	1,494,730
750	21.252%, 2/15/19 (IF)	No Opt. Call	AA–	898,808

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	865,210

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	N/R	4,088,075

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
695	5.800%, 5/01/16	No Opt. Call	BBB–	719,999

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)
$1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–		$1,341,457
985	6.250%, 5/01/33	5/16 at 100.00	BBB–		913,292

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/12 at 100.00	N/R		441,035
117,675	Total Pennsylvania				105,417,101
	Puerto Rico – 0.3%

7,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa1		7,052,710

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–		3,036,720

20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	12/11 at 100.00	CCC+		17,083

780	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/11 at 100.00	CCC+		646,612

5,375	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2009Q, 5.625%, 7/01/39	7/19 at 100.00	A3	(3)	5,370,969

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB		25,921
16,205	Total Puerto Rico				16,150,015
	Rhode Island – 0.7%

480	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005, 6.750%, 1/15/13	No Opt. Call	N/R		469,978

1,325	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2008, Trust 3210, 22.205%, 10/01/32	4/18 at 100.00	AA+		1,828,222

2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.408%, 10/01/26 (IF)	10/16 at 100.00	AA+		2,213,820

2,635	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3185, 19.387%, 10/01/42 (IF)	4/17 at 100.00	AA+		2,308,339

8,630	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006-A1, 4.750%, 10/01/43 – FGIC Insured (Alternative Minimum Tax)	4/16 at 100.00	A+		7,326,352

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A		1,633,731

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,280	6.125%, 6/01/32	6/12 at 100.00	BBB		1,281,830
15,695	6.250%, 6/01/42	6/12 at 100.00	BBB		14,816,080

2,135	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R		2,060,168
36,180	Total Rhode Island				33,938,520
	South Carolina – 0.8%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (5), (6)	11/17 at 100.00	N/R		2,618,160

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (5), (6)	No Opt. Call	N/R		7,038,841

4,040	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R		3,278,743

3,060	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R		2,767,709

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
$2,935	5.250%, 10/01/26	11/16 at 100.00	N/R	$2,319,795
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	3,254,717

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	N/R	4,182,000

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	925,199
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	796,220

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	71,278
7,490	6.250%, 8/01/31	8/13 at 100.00	BBB+	7,569,843

2,005	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	N/R	1,597,905

3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.750%, 8/01/39	8/19 at 100.00	BBB+	2,930,640

1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	AA+	1,307,025

2,500	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Tender Option Bond Trust 1002, 15.374%, 1/01/37 – AGM Insured (IF) (8)	1/12 at 100.00	AA+	2,501,900
57,202	Total South Carolina			43,159,975
	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 3109:
1,250	17.122%, 11/01/40 (IF)	11/19 at 100.00	AA–	1,376,200
250	17.122%, 11/01/40 (IF)	11/19 at 100.00	AA–	275,240
2,905	17.115%, 11/01/40 (IF)	11/19 at 100.00	AA–	3,198,289
4,405	Total South Dakota			4,849,729
	Tennessee – 2.2%

	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A:
5,065	6.000%, 10/01/35	10/15 at 100.00	N/R	4,705,588
2,000	5.125%, 10/01/35	10/15 at 100.00	N/R	1,757,240

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
11,500	6.500%, 7/01/38	7/20 at 100.00	BBB+	12,094,780
4,605	6.000%, 7/01/38	7/20 at 100.00	BBB+	4,693,877

4,635	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	4,365,521

9,015	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	8,164,886

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	112,335
19,500	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	1,460,355

70,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	67,926,600

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37 (6)	7/17 at 100.00	N/R	7,413,278
140,060	Total Tennessee			112,694,460

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 8.4%

$1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	$1,297,725

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
780	5.250%, 1/01/15 – SYNCORA GTY Insured	No Opt. Call	BB+	776,833
1,000	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+	969,250
1,000	5.250%, 1/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	929,960
1,665	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	1,355,393

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B:
8,000	5.750%, 1/01/24	1/17 at 100.00	Ba2	7,794,080
26,850	5.750%, 1/01/34	1/17 at 100.00	Ba2	24,052,767

8,255	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/12 at 100.00	N/R	8,327,314

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	N/R	1,599,195
3,525	7.750%, 8/15/41	8/21 at 100.00	N/R	3,599,906

2,330	Bexar County Housing Finance Corporation, Texas, Multifamily Houisng Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	8/12 at 100.00	Baa1	2,006,573

1,990	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, America Opportunity for Housing – Colinas LLC Project, Series 2001A, 5.800%, 1/01/31 – NPFG Insured	1/13 at 100.00	Baa1	1,624,736

	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Honey Creek Apartments Project, Series 2000A:
250	6.125%, 4/01/20 – NPFG Insured	8/11 at 101.00	Baa1	250,340
1,385	6.200%, 4/01/30 – NPFG Insured	4/12 at 100.00	Baa1	1,324,448

2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Ca	2,313,362

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	CC	771,104

1,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	CC	1,150,842

2,820	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	CC	1,032,374

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CC	1,576,008

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Ca	567,440

18,250	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	CC	17,965,483

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	495,417

2,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CC	1,780,200

4,500	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	1,714,995

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–		$5,150,820

	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011:
22,000	6.750%, 1/01/41	1/21 at 100.00	BB+		21,639,420
2,950	6.000%, 1/01/41	1/21 at 100.00	BBB–		2,929,675

6,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 6.125%, 12/01/40	12/20 at 100.00	BBB–		5,783,000

7,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc. – Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	No Opt. Call	BBB–		8,317,875

25,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC+		25,171,400

2,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+		2,168,325

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
290	6.000%, 2/15/14 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(4)	306,840
895	7.000%, 2/15/24 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(4)	982,263
1,085	7.250%, 2/15/29 (Pre-refunded 2/15/13)	2/13 at 100.00	N/R	(4)	1,194,769

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,670	7.000%, 9/01/25	9/14 at 100.00	N/R		3,676,716
18,760	7.125%, 9/01/34	9/14 at 100.00	N/R		18,421,007

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BB+		504,255

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba2		2,546,394

1,050	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)	10/11 at 100.00	BBB		985,121

900	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)	10/11 at 101.00	BBB		903,636

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R		896,194
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R		8,708,065

4,831	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	4/12 at 100.00	N/R		4,648,240

	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H:
10,415	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	Baa1		4,004,776
11,000	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	Baa1		3,936,240
650	0.000%, 11/15/26	No Opt. Call	Baa1		216,463
1,375	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	Baa1		340,285
3,890	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	Baa1		598,282
415	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	Baa1		53,614
4,745	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	Baa1		520,242
3,425	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	Baa1		343,185

15,655	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/11 at 100.00	Baa1		13,043,120

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3:
$110	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	Baa1	$18,090
17,675	0.000%, 11/15/39	11/24 at 41.26	Baa1	2,072,924

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
1,050	5.250%, 11/15/21 – NPFG Insured	11/11 at 100.00	Baa1	987,000
320	5.250%, 11/15/30 – NPFG Insured	11/11 at 100.00	Baa1	284,026

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A:
10,000	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	Baa1	1,454,400
400	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	Baa1	50,508

	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series 1998A:
880	5.000%, 11/15/25 – NPFG Insured	10/11 at 100.00	Baa1	789,228
1,155	5.000%, 11/15/28 – NPFG Insured	10/11 at 100.00	Baa1	1,007,449

3,500	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,262,735

175	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	176,551

8,755	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	7,316,466

6,620	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	6,222,138

4,500	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation, Inc., Series 2011A, 6.875%, 5/15/41	5/21 at 100.00	BBB	4,740,210

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
1,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/12 at 100.00	B3	1,506,279
9,350	7.000%, 7/01/29	7/12 at 100.00	B3	9,370,290
2,990	6.750%, 7/01/29 (Alternative Minimum Tax)	7/12 at 100.00	B3	2,990,957

500	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/11 at 100.00	B3	473,230

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/11 at 100.00	B3	2,810,986

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	3,659,620

145	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	145,764

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	BBB	4,705,470

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds,Tender Option Bond Trust 2903, 17.778%, 1/01/30 (IF)	1/18 at 100.00	A3	12,797,195

1,600	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,667,296

3,500	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	No Opt. Call	B+	3,535,525

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	18,276,480

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	9,418,800

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$7,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	No Opt. Call	CC	$6,890,870

2,075	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,083,757

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BBB–	1,430,528

735	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009B, 9.750%, 6/01/27	10/11 at 100.00	N/R	714,177

16,185	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A	17,362,782

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A	99,655

5,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	5,285,550

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
6,050	7.500%, 6/30/32	6/20 at 100.00	Baa3	6,735,647
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,044,764
25,900	7.000%, 6/30/40	6/20 at 100.00	Baa3	27,630,379

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	847,020

8,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	BBB	7,423,131

3,640	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	3,369,002

1,500	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A, 5.500%, 1/01/33 – NPFG Insured	1/12 at 102.00	Baa1	1,009,230

15,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/36 – AMBAC Insured	8/12 at 24.17	BBB+	3,134,400

50,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series 2002, 0.000%, 8/15/35 – AMBAC Insured	8/12 at 25.67	BBB+	11,226,500

3,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Ba1	2,575,060

7,000	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	N/R	7,119,700

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	CC	182,526

3,610	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32	11/17 at 100.00	Baa2	3,215,391

500	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	428,805
556,471	Total Texas			434,814,458
	Utah – 0.8%

715	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/11 at 100.00	N/R	668,210

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$2,700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	$2,737,395

2,050	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	10/11 at 100.00	N/R	2,057,626

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
2,945	5.550%, 11/15/21	11/16 at 100.00	N/R	2,702,038
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	984,723
5,845	5.700%, 11/15/36	11/16 at 100.00	N/R	4,698,328

485	Toole County, Utah, Hazardous Waste Treatment Revenue Bonds, Union Pacific Corporation, Series 1992A, 5.700%, 11/01/26 (Alternative Minimum Tax)	4/12 at 100.00	BBB+	487,381

1,300	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	N/R	1,030,419

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,428,770

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
2,075	6.250%, 6/15/28	6/17 at 100.00	N/R	1,891,508
1,475	6.500%, 6/15/38	6/17 at 100.00	N/R	1,316,202

2,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.375%, 7/15/40	7/20 at 100.00	BBB–	2,512,326

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,135	8.000%, 7/15/30	7/18 at 102.00	N/R	2,198,047
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	3,964,545

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,369,579

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,600	5.750%, 7/15/22	7/15 at 102.00	N/R	1,462,352
750	5.875%, 7/15/27	7/15 at 102.00	N/R	654,653
1,375	6.000%, 7/15/37	7/15 at 102.00	N/R	1,148,758

2,000	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	1,743,400
42,090	Total Utah			39,056,260
	Virgin Islands – 0.4%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,307,754

7,500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project, Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Baa3	7,434,225

750	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	717,203

5,600	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Baa3	4,714,528

6,145	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	Baa3	6,095,533
21,235	Total Virgin Islands			20,269,243
	Virginia – 1.1%

6,255	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/12 at 100.00	Ba2	5,998,670

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia (continued)

$312	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R		$308,958

2,469	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 102.00	N/R	(4)	2,811,500

2,163	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R		1,517,885

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R		3,234,225
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R		9,764,160

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/11 at 100.00	B+		248,747

45	Giles County Industrial Development Authority, Virginia, Solid Waste Faciltiy Revenue Bonds, Hoechst Celanese Corporation Project, Series 1992, 6.625%, 12/01/22 (Alternative Minimum Tax)	10/11 at 100.00	B+		44,850

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
40	6.350%, 7/01/12	10/11 at 100.00	N/R		40,266
110	6.550%, 7/01/14	7/12 at 100.00	N/R		110,541
45	6.625%, 7/01/15	7/12 at 100.00	N/R		45,180

1,250	Lexington Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Kendall at Lexington Retirement Community, Inc., Series 2007A, 5.500%, 1/01/37	1/17 at 100.00	N/R		1,038,925

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA+		962,728
6,060	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA+		1,636,442
7,245	0.000%, 10/01/33 – AGC Insured	No Opt. Call	AA+		1,827,334
8,060	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA+		1,897,646

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA+		477,316
1,300	0.000%, 10/01/35 – AGC Insured	No Opt. Call	AA+		285,532

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R		3,036,822

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		660,424

10,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3		6,410,000

962	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		941,962

13,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R		13,676,650
84,251	Total Virginia				56,976,763
	Washington – 1.0%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (8)	6/19 at 100.00	AA		1,665,531

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.355%, 6/01/39 (IF) (8)	6/19 at 100.00	AA		2,843,200
750	19.355%, 6/01/39 (IF) (8)	6/19 at 100.00	AA		852,960

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
$1,760	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		$1,446,597
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,760,821

24,220	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/12 at 100.00	N/R		24,267,471

2,150	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		1,584,206

	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project, Series 2003A:
1,655	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R		951,873
6,290	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R		3,614,108

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax) (5), (6)	12/17 at 100.00	N/R		1,927,500

3,545	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 19.875%, 4/1/16 (IF) (8)	No Opt. Call	Aa3		3,941,038

1,875	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679, 19.066%, 10/01/39 (IF) (8)	4/20 at 100.00	AA		1,978,705

4,495	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Refunding Series 2007C, 5.500%, 8/15/42 – RAAI Insured	8/17 at 100.00	BBB		4,098,982
60,855	Total Washington				50,931,992
	West Virginia – 1.0%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB		364,737

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,633,996

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
21,165	6.500%, 10/01/38	10/18 at 100.00	N/R		20,104,825
28,275	6.750%, 10/01/43	10/18 at 100.00	N/R		27,494,873
51,480	Total West Virginia				49,598,431
	Wisconsin – 1.1%

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(4)	557,298

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R		8,220,007

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22 (5)	8/15 at 102.00	N/R		90,018

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–		675,220
500	7.125%, 7/01/42	7/19 at 100.00	BBB–		507,745

1,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	10/11 at 100.00	A3		1,070,150

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	No Opt. Call	Baa2		1,196,274

5,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.625%, 8/15/37 (IF) (8)	2/20 at 100.00	AA–		5,500,320

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R	$2,169,473

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.005%, 4/01/17 (IF) (8)	No Opt. Call	AA–	978,684

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35	5/21 at 100.00	A+	1,017,070
4,400	6.000%, 5/01/41	5/21 at 100.00	A+	4,520,472

5,425	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare Inc., Tender Option Bond Trust 09-3114, 16.393%, 2/15/32 – NPFG Insured (IF)	2/12 at 101.00	A+	4,918,088

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
790	5.000%, 4/01/13	No Opt. Call	N/R	782,100
875	6.125%, 4/01/24	4/14 at 100.00	N/R	860,326
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	940,600

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1	503,635

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB	2,785,824

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–	2,488,248

1,335	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Tender Option Bond Trust 2113, 14.682%, 8/15/26 (IF)	8/16 at 100.00	BBB+	976,312

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
9,750	14.682%, 8/15/30 (IF)	8/16 at 100.00	BBB+	5,865,210
3,535	15.175%, 8/15/31 (IF)	8/16 at 100.00	BBB+	2,369,970
3,750	15.185%, 8/15/34 (IF)	8/16 at 100.00	BBB+	2,148,750

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/26 (UB)	8/16 at 100.00	BBB+	7,327,380
67,865	Total Wisconsin			58,469,174
	Wyoming – 0.1%

3,950	Wyoming Community Development Authority, Housing Revenue Bonds, Tender Option Bond Trust 3715, 19.007%, 12/01/15 (IF) (8)	No Opt. Call	AA+	3,658,293

$6,504,128	Total Municipal Bonds (cost $5,607,712,202) – 101.2%			5,255,159,380

Shares	Description (1)			Value
	Common Stocks – 0.0%

	Containers & Packaging – 0.0%

7,884	Rock-Tenn Company (12)			$484,551
	Total Common Stocks (cost $484,551)			484,551
	Total Investments (cost $5,608,196,753) – 101.2%			5,225,643,931
	Floating Rate Obligations – (3.1)%			(159,429,000)
	Other Assets Less Liabilities – 1.9% (13)			98,680,154
	Net Assets – 100%			$5,194,895,085

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2011

Investments in Derivatives

Forward Swaps outstanding at July 31, 2011:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$75,400,000	Receive	3-Month USD-LIBOR	4.259%	Semi-Annually	6/28/12	6/28/41	$(3,625,433)
Morgan Stanley	38,000,000	Receive	3-Month USD-LIBOR	4.721	Semi-Annually	3/09/12	3/09/35	(5,090,143)
Morgan Stanley	20,000,000	Receive	3-Month USD-LIBOR	3.903	Semi-Annually	8/26/11	8/26/40	(305,544)
Morgan Stanley	42,600,000	Receive	3-Month USD-LIBOR	4.479	Semi-Annually	5/11/12	5/11/41	(3,899,351)
Morgan Stanley	67,000,000	Receive	3-Month USD-LIBOR	4.356	Semi-Annually	5/25/12	5/25/41	(4,587,006)
Morgan Stanley	38,000,000	Receive	3-Month USD-LIBOR	4.228	Semi-Annually	7/09/12	7/09/41	(1,575,501)
								$(19,082,978)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$5,175,306,272	$79,853,108	$5,255,159,380
Common Stocks	484,551	—	—	484,551
Derivatives:
Forward Swaps*	—	(19,082,978)	—	(19,082,978)
Total	$484,551	$5,156,223,294	$79,853,108	$5,236,560,953
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$77,433,318
Gains (losses):
Net realized gains (losses)	34,654
Net change in unrealized appreciation (depreciation)	(2,352,990)
Purchases at cost	—
Sales at proceeds	(555,273)
Net discounts (premiums)	1,950
Transfers in to	6,250,779
Transfers out of	(959,350)
Balance at the end of period	$79,853,108

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

78	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on Forward swaps*	$—	Unrealized depreciation on forward swaps*	$19,082,978
*	Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments (excluding investments in derivatives) was $5,436,151,702.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$225,999,602
Depreciation	(565,935,956)
Net unrealized appreciation (depreciation) of investments	$(339,936,354)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in derivatives and/or inverse floating rate transactions.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(12)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.45%, Maturity 3/01/24, as described in Footnote 5 above.

(13)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.2%

$12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – NPFG Insured	8/12 at 77.49	Baa1	$9,053,381
	Arizona – 1.1%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+	1,057,460

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA	5,353,080

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured	9/20 at 100.00	AA+	997,870

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (WI/DD, Settling 8/09/11)	7/21 at 100.00	BBB+	994,580
9,000	Total Arizona			8,402,990
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – NPFG Insured	11/14 at 100.00	Aa2	2,073,040
	California – 16.8%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	A–	1,446,384

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	11,479

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – NPFG Insured	12/14 at 100.00	AAA	1,061,151

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,004,680

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	AAA	1,001,460

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,014,231

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,234,538

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	A2	4,949,100

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,307,465

4,500	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	4,508,595

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,291,305

6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	5,551,260

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–	1,282,876

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA+	1,032,867

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA+	6,223,500

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	A+	5,174,192

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	10/11 at 100.00	BBB	(4)	$15,623,850

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		10,970,400

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	BBB		1,763,612

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,668,575

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – AGM Insured	5/15 at 100.00	AA+		10,213,600

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+		1,514,235

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		6,905,534

2,405	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – AGM Insured	6/17 at 100.00	AA+		2,254,207

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa1		2,991,287
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa1		9,280,470

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	BBB+		6,098,064

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA		3,588,828

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – NPFG Insured	10/12 at 100.00	AA–		5,026,750

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+		1,964,200
175,875	Total California				126,958,695
	Colorado – 1.4%

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A		2,046,461

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa1		3,794,850

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa		1,104,888

2,000	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA+		2,044,800

1,390	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2		1,466,116
21,625	Total Colorado				10,457,115
	Connecticut – 0.8%

3,475	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA		3,571,675

2,125	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA		2,275,811
5,600	Total Connecticut				5,847,486

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida – 4.4%

$3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – AGM Insured (Alternative Minimum Tax)	2/12 at 100.00	AA+		$3,931,926

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	1/12 at 101.00	AA+		6,036,272

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2		3,558,870
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2		6,401,880

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	AA+		10,147,100

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
750	5.550%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+		750,683
2,505	5.750%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+		2,505,927
33,015	Total Florida				33,332,658
	Georgia – 3.3%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2		2,045,620

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA+		7,191,870

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University Foundations Project, Student Housing Subordinate Series 2004C, 5.250%, 7/15/24 – NPFG Insured	7/14 at 100.00	A3		5,148,146

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3		1,336,525
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3		2,628,270
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3		2,441,976

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – SYNCORA GTY Insured	7/13 at 100.00	Aa3		2,374,943

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2		1,003,670

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA+		1,010,650
24,385	Total Georgia				25,181,670
	Hawaii – 0.6%

4,205	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AA+	(4)	4,318,956
	Idaho – 0.5%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2		1,065,510
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2		1,124,885

1,330	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI, 5.500%, 7/01/38	7/19 at 100.00	Aa1		1,376,523
3,395	Total Idaho				3,566,918

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois – 4.5%

$3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.570%, 6/01/14 (IF)	No Opt. Call	AAA		$4,028,547

8,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–		8,061,280

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1		2,993,824

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – NPFG Insured (Alternative Minimum Tax)	1/12 at 100.00	A1		3,041,760

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – NPFG Insured	12/11 at 100.00	Baa1		311,045

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA		4,620,175

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	BBB	(4)	1,984,036

13,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA		1,528,280

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA		2,251,900

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–		4,917,239
54,930	Total Illinois				33,738,086
	Indiana – 4.6%

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – NPFG Insured	7/12 at 100.00	AA+	(4)	4,189,400

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+		4,007,996

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA+		3,665,795

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	A+	(4)	12,451,413
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	A+	(4)	6,358,947

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,142,050

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – NPFG Insured	4/12 at 100.00	A–	(4)	1,040,366
33,535	Total Indiana				34,855,967
	Kansas – 1.6%

6,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	No Opt. Call	AA		6,069,660

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA		3,193,280

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – AGM Insured	9/14 at 101.00	AA+		3,225,483
12,200	Total Kansas				12,488,423

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana – 2.6%

$3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – NPFG Insured	11/14 at 100.00	A+		$3,287,874

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,655,411

2,600	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1		2,697,786

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+		9,885,200

1,165	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/11 at 101.00	A–		1,157,777
19,470	Total Louisiana				19,684,048
	Maine – 0.8%

5,930	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/41 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3		5,929,585
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		931,665
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		1,545,915
2,800	Total Maryland				2,477,580
	Massachusetts – 2.5%

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.586%, 7/01/29 (IF)	7/19 at 100.00	AA		6,938,332

425	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		424,970

8,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	8,867,600

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.660%, 8/01/38 (IF)	8/19 at 100.00	AAA		2,656,880
17,425	Total Massachusetts				18,887,782
	Michigan – 3.8%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+		7,534,428

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2		8,755,247

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – SYNCORA GTY Insured	4/13 at 100.00	BB		2,753,034

1,720	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 100.00	AA		1,720,447

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA		1,641,736

365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R	(4)	434,638

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	A2		5,620,014
32,875	Total Michigan				28,459,544

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.7%

$5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA+	$5,447,800
	Missouri – 2.8%

7,600	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	7,964,800

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 13.720%, 5/15/17 (IF)	No Opt. Call	AAA	5,105,876

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA+	1,438,400
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA+	1,880,480
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA+	1,566,875
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA+	1,640,450
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA+	1,313,880
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA+	409,080
45,305	Total Missouri			21,319,841
	Nevada – 1.2%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	BBB+	3,629,278

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3	2,028,600

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	N/R	912,982
2,000	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	479,940

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	BBB+	1,961,337
13,795	Total Nevada			9,012,137
	New Hampshire – 0.5%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.172%, 6/01/39 (IF) (6)	6/19 at 100.00	AA+	3,908,625
	New Jersey – 3.1%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,855,585
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,847,047

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	A+	2,424,469

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,925,555
4,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA+	4,161,120

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA+	3,174,150
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA+	3,427,975
22,515	Total New Jersey			23,815,901
	New Mexico – 0.6%

4,230	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AA+	4,419,039

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York – 4.6%

$1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	BBB		$2,000,677

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA+		5,143,984

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA		1,797,934

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.606%, 2/15/33 (IF)	2/19 at 100.00	AAA		2,172,560
2,335	13.595%, 2/15/33 (IF)	2/19 at 100.00	AAA		2,536,464

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A		3,442,533

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A		4,680,500

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA+		793,722

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA		5,212,300

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	AA		135,738

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA		1,107,181

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA		2,854,311
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA		1,606,930
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA		1,042,960
33,545	Total New York				34,527,794
	North Carolina – 0.7%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.439%, 7/01/38 (IF) (6)	7/20 at 100.00	AAA		2,040,272

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA		3,090,780
4,780	Total North Carolina				5,131,052
	North Dakota – 0.7%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	A	(4)	5,203,300
	Ohio – 3.3%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,130	5.125%, 6/01/24	6/17 at 100.00	Baa3		926,487
1,420	5.875%, 6/01/30	6/17 at 100.00	Baa3		1,117,157
1,370	5.750%, 6/01/34	6/17 at 100.00	Baa3		1,036,035
3,145	5.875%, 6/01/47	6/17 at 100.00	Baa3		2,328,055

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – AGM Insured	6/14 at 100.00	AA+		1,069,260

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	BBB+		2,565,800

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A1		7,751,627

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA+		2,372,496

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

$2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2	(4)	$2,922,480

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,891,340
26,950	Total Ohio				24,980,737
	Oregon – 0.8%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,857,400

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/33	5/19 at 100.00	AAA		3,161,010
5,500	Total Oregon				6,018,410
	Pennsylvania – 4.8%

1,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA+		1,005,760

710	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA		731,194

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3		1,097,838

12,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+		9,533,880

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA+		5,119,091

7,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA+		6,994,260

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010:
2,400	5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA+		2,467,464
1,500	5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA+		1,498,965

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A1		2,661,506

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa2		5,419,232
38,270	Total Pennsylvania				36,529,190
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	A3		1,283,488

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
2,550	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA+		2,863,217
3,000	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA+		3,352,320
3,440	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA+		3,840,554
2,250	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA+		2,501,348
12,490	Total Puerto Rico				13,840,927
	Rhode Island – 0.3%

550	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – NPFG Insured	1/12 at 100.00	Baa1		551,727

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
715	6.125%, 6/01/32	6/12 at 100.00	BBB		716,022
735	6.250%, 6/01/42	6/12 at 100.00	BBB		693,840
2,000	Total Rhode Island				1,961,589

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 1.7%

$2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	Baa1		$2,220,312

3,785	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – AGM Insured	4/12 at 100.00	AA+		3,794,500

6,565	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 (Pre-refunded 4/15/12) – AGM Insured	4/12 at 100.00	AA+	(4)	6,800,815
12,455	Total South Carolina				12,815,627
	Tennessee – 1.2%

4,800	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	Aa2		4,726,368

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		773,820
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		798,775
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,506,976

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA+		1,050,190
8,875	Total Tennessee				8,856,129
	Texas – 9.6%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA+		5,405,558

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		8,020,560
3,855	5.500%, 11/01/31 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		3,855,617

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A1		5,039,300

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	11/11 at 100.00	Baa1		4,700,000
6,500	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	Baa1		6,058,130
6,800	5.250%, 11/15/30 – NPFG Insured	11/11 at 100.00	Baa1		6,035,544
2,500	5.375%, 11/15/41 – NPFG Insured	11/11 at 100.00	Baa1		2,132,275

3,755	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – NPFG Insured	3/12 at 100.00	AA		3,830,325

1,255	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 (Pre-refunded 3/01/12) – NPFG Insured	3/12 at 100.00	Aa2	(4)	1,289,412

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,283,617

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–		9,263,877

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	BBB+		15,731,000
78,165	Total Texas				72,645,215
	Utah – 1.9%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	11/11 at 100.00	A		5,007,300

6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		6,355,652

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/29 – NPFG Insured	6/17 at 55.29	AA–		2,648,401
18,165	Total Utah				14,011,353

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Vermont – 0.0%

$190	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – AGM Insured	11/11 at 100.00	AA+		$192,371
	Washington – 7.2%

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		5,042,671

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series 2002A, 5.750%, 7/01/18 – NPFG Insured	7/12 at 100.00	Aaa		10,444,800

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		7,132,930

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.573%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+		2,487,639

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	A1		6,140,760

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1		7,479,784

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)	9/11 at 100.00	Baa1		8,786,144

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	A1		1,842,673

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Bonds, Refunding Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AA		1,030,910

510	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%, 6/01/32	6/13 at 100.00	BBB		515,508

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.497%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+		3,898,982
53,255	Total Washington				54,802,801
	Wisconsin – 1.3%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A		2,498,040

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1		1,677,220

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	AA	(4)	5,407,000
8,650	Total Wisconsin				9,582,260
$872,960	Total Investments (cost $749,267,997) – 99.9%				754,736,022
	Floating Rate Obligations – (1.0)%				(7,495,000)
	Other Assets Less Liabilities – 1.1%				8,323,203
	Net Assets – 100%				$755,564,225

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund (continued)

July 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$754,736,022	$—	$754,736,022

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $743,338,412.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$29,210,492
Depreciation	(25,308,112)
Net unrealized appreciation (depreciation) of investments	$3,902,380

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

90	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona – 1.2%

$45	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA+		$50,757

10	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	Aa2		10,740

25	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	A		25,801
80	Total Arizona				87,298
	Arkansas – 1.2%

85	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 – NPFG Insured	No Opt. Call	Baa1		93,361
	California – 8.4%

90	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 5.000%, 10/01/29 – NPFG Insured	10/11 at 100.00	A		87,739

5	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aa3	(4)	5,248

100	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/16	No Opt. Call	AA–		116,630

90	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A		85,110

45	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A		47,676

50	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)	10/11 at 102.00	A3		51,069

60	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E, 5.500%, 6/01/15	No Opt. Call	A2		63,714

75	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A1		80,875

50	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA		52,073

50	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	9/11 at 100.00	A3		50,008
615	Total California				640,142
	Colorado – 3.3%

205	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	Baa1		112,061

35	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.250%, 12/01/30 – AGC Insured	12/19 at 100.00	AA+		39,101

100	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3		100,210
340	Total Colorado				251,372
	District of Columbia – 3.6%

60	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB		61,549

80	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/16	No Opt. Call	AAA		95,209

100	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		113,589
240	Total District of Columbia				270,347

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 3.0%

$100	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA–	$111,281

75	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	74,612

15	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A	16,495

25	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	25,432
215	Total Florida			227,820
	Georgia – 2.9%

35	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	36,734

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
50	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1	53,137
40	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1	42,559

5	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/19	12/14 at 100.00	BBB–	5,111

70	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	83,211
200	Total Georgia			220,752
	Idaho – 0.2%

10	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	11,424
	Illinois – 8.5%

60	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+	60,013

65	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	73,530

70	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%, 8/01/27 – AMBAC Insured	2/12 at 100.00	BBB	64,444

100	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	103,105

100	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A+	109,089

155	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A2	126,023

100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 6/01/19 – AGM Insured	No Opt. Call	AA+	113,508
650	Total Illinois			649,712
	Indiana – 1.5%

100	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	115,780
	Iowa – 0.2%

10	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A, 5.000%, 6/01/18	No Opt. Call	AA	11,862
	Kentucky – 1.9%

100	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA+	104,693

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$50	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B, 0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	$41,492
150	Total Kentucky			146,185
	Louisiana – 0.5%

15	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	14,930

25	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29 (Mandatory put 8/01/20)	No Opt. Call	BBB–	26,175
40	Total Louisiana			41,105
	Maryland – 0.5%

40	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	10/11 at 100.00	N/R	40,087
	Massachusetts – 3.0%

100	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A	102,518

100	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21 (WI/DD, Settling 8/10/11)	No Opt. Call	A–	103,154

20	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured	No Opt. Call	Aa1	22,151
220	Total Massachusetts			227,823
	Michigan – 4.2%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	96,183

50	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 1.350%, 11/15/47 (Mandatory put 4/01/13)	No Opt. Call	AA+	50,745

50	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.000%, 11/15/20	11/19 at 100.00	A1	53,563

100	Michigan, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	116,630
285	Total Michigan			317,121
	Minnesota – 0.6%

40	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	43,303
	Nebraska – 1.2%

85	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 12/01/14	No Opt. Call	Ba3	90,857
	Nevada – 0.8%

30	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 6.000%, 9/01/13	9/12 at 101.00	BBB+	31,236

25	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2003B Refunding, 5.000%, 6/01/25 – NPFG Insured	12/12 at 100.00	AA+	25,688
55	Total Nevada			56,924
	New Jersey – 5.9%

50	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB	51,820

70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	76,422

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$70	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/23	No Opt. Call	A+	$79,137

105	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	120,233

40	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A+	47,684

60	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	BBB	54,582

20	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue Bonds, Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa3	19,999
415	Total New Jersey			449,877
	New York – 8.0%

55	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	58,444

50	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A–	56,466

100	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	100,577

70	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	78,829

5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 – AGM Insured	11/14 at 100.00	AA+	5,402

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
45	5.500%, 6/01/19	No Opt. Call	AA–	48,175
50	5.500%, 6/01/21	6/13 at 100.00	AA–	53,472

20	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	23,776

100	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/21	No Opt. Call	Aa3	115,677

60	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	69,215
555	Total New York			610,033
	North Carolina – 3.1%

50	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	44,450

95	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22	No Opt. Call	A–	113,750

75	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+	79,953
220	Total North Carolina			238,153
	Ohio – 8.0%

100	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	Aa3	115,478

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
100	5.000%, 6/01/16	No Opt. Call	BBB	103,633
15	5.000%, 6/01/17	No Opt. Call	BBB	15,380

100	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	10/11 at 100.00	AA+	98,712

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$100	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	$118,087

75	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	79,710

40	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	41,384

30	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	35,949
560	Total Ohio			608,333
	Oregon – 0.3%

25	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A1	25,517
	Pennsylvania – 2.5%

100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	Aa3	105,752

70	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	Aa1	83,835
170	Total Pennsylvania			189,587
	Puerto Rico – 0.7%

50	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/16 – FGIC Insured	No Opt. Call	A2	55,716
	South Carolina – 1.8%

110	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%, 1/01/19 – FGIC Insured	No Opt. Call	Baa1	136,639
	Tennessee – 2.1%

100	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA+	113,382

25	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/15	No Opt. Call	AA	28,330

20	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	Ba3	21,134
145	Total Tennessee			162,846
	Texas – 7.8%

75	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–	77,885

50	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	Baa1	26,166

30	Houston, Texas, General Obligation Public Improvement Refunding Bonds, Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	34,714

100	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/25	7/21 at 100.00	A	106,059

15	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured	10/13 at 101.00	A3	15,534

100	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 5.250%, 1/01/20 (WI/DD, Settling 8/31/11)	No Opt. Call	A–	109,047

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A	107,277

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$100	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	Aaa	$119,884
570	Total Texas			596,566
	Washington – 3.3%

100	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A	108,971

90	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/29 – NPFG Insured (Alternative Minimum Tax)	10/11 at 100.00	Baa1	90,020

50	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 5.500%, 6/01/12	No Opt. Call	BBB	51,173
240	Total Washington			250,164
	Wisconsin – 1.8%

75	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001, 5.375%, 10/01/30	10/11 at 101.00	AA–	75,506

30	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	34,959

20	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA	22,760
125	Total Wisconsin			133,225
	Wyoming – 1.3%

100	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B, 5.000%, 12/01/21	No Opt. Call	BBB	101,389
$6,745	Total Investments (cost $6,824,960) – 93.3%			7,101,320
	Other Assets Less Liabilities – 6.7% (7)			506,028
	Net Assets – 100%			$7,607,348

Investments in Derivatives

Forward Swaps outstanding at July 31, 2011:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Effective Date (5)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$3,000,000	Receive	CPURNSA	2.443%	3/20/17	(6)	3/19/12	3/19/17	$21,719
Morgan Stanley	2,000,000	Receive	CPURNSA	2.730	3/20/22	(6)	3/19/12	3/19/22	46,052
									$67,771

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

96	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$7,101,320	$—	$7,101,320
Derivatives:
Forward Swaps*	—	67,771	—	67,771
Total	$—	$7,169,091	$—	$7,169,091
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of July 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$67,771	Unrealized depreciation on forward swaps*	$—
*	Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $6,823,423.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$277,897
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$277,897

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(6)	Fixed Rate Payment is due one business day after contract Termination Date.

(7)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

98	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.2%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	Aa1		$7,566,182

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2		3,168,270
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2		2,298,542

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		775,980
820	5.000%, 11/15/15	No Opt. Call	A3		884,550
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		3,121,853

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
10,200	5.250%, 1/01/12	No Opt. Call	BBB–		9,999,672
7,000	5.250%, 1/01/13	No Opt. Call	BBB–		6,865,810
10,000	5.250%, 1/01/14	No Opt. Call	BBB–		9,813,400

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		9,714,861

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14	No Opt. Call	A–		1,776,337
55,350	Total Alabama				55,985,457
	Alaska – 0.2%

4,275	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A		4,695,746
	Arizona – 2.6%

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A		2,814,712
1,000	5.000%, 4/01/17	4/14 at 100.00	A		1,053,720

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,000	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+		5,681,450
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+		5,667,100
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+		6,809,694
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+		8,202,675

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A2	(4)	6,558,240

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,850,576

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R	(4)	3,060,662

9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	No Opt. Call	A+		9,465,919

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–		1,216,416

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	Aa2		11,967,670
60,810	Total Arizona				65,348,834
	Arkansas – 1.3%

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA+		1,570,028

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA+		7,795,292
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA+		7,386,231

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$5,330	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006, 4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA	$5,676,610

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	1,396,797
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,108,440

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	615,595
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,194,613
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,243,065
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,293,368

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,366,152
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,071,860
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,235,483
30,095	Total Arkansas			32,953,534
	California – 8.1%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,160,020
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,524,000

7,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA–	8,859,975

2,620	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA–	2,932,933

6,755	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	7,156,652

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A2	8,780,755
3,940	5.500%, 6/01/17	12/13 at 100.00	A2	4,183,374

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
750	5.250%, 7/01/13	No Opt. Call	BBB	771,638
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB	1,113,888

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	9,654,800

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.250%, 7/01/13	No Opt. Call	Aa3	10,912,600
5,805	5.250%, 7/01/14	No Opt. Call	Aa3	6,559,534

1,710	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	AAA	1,942,919

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – NPFG Insured	2/13 at 100.00	A1	11,560,245

6,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aa3	6,945,480

11,965	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A1	12,262,450

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	1,023,266

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	A	2,313,662
4,095	0.000%, 11/01/28	11/21 at 56.33	A	1,055,486

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$535	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		$577,875

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,500	5.000%, 6/01/17	No Opt. Call	BBB		7,732,950
9,400	4.500%, 6/01/27	6/17 at 100.00	BBB–		7,877,200

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R		5,350,000

5,025	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AA+	(4)	5,500,868

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	No Opt. Call	AA+		2,385,923
2,145	5.000%, 9/01/22 – AMBAC Insured	No Opt. Call	AA+		2,278,505
2,000	5.000%, 9/01/23 – AMBAC Insured	No Opt. Call	AA+		2,110,220

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A		10,477,300

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A		10,477,300

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/11 at 100.00	A2		5,999,640

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	AA		4,638,080

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA+		1,074,571
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA+		1,159,122
4,075	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA+		2,091,127

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA+		5,284,090

5,350	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/34 (WI/DD, Settling 8/11/11)	No Opt. Call	Aa2		1,193,050

	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation Bonds Series B:
2,115	0.000%, 10/01/34	No Opt. Call	A–		387,468
2,000	0.000%, 10/01/36	No Opt. Call	A–		311,140

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A		4,825,700

2,005	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa1		2,189,540

8,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – AGM Insured	5/13 at 101.00	AA+		8,602,960

205	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/11 at 100.00	Baa1		201,369
220,365	Total California				204,439,675
	Colorado – 2.4%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		17,362,670

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB		6,762,660

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
$1,000	5.000%, 6/01/16	No Opt. Call	A–		$1,085,430
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,065,220

10,025	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		10,958,729

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		10,021,586

5,775	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	6,335,579

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1		4,854,550

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	Baa1		1,684,200

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3		984,380
67,245	Total Colorado				61,115,004
	Connecticut – 0.1%

3,460	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB		3,461,038
	District of Columbia – 1.8%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,550	5.800%, 5/15/13	5/12 at 100.00	BBB		3,592,352
3,730	5.875%, 5/15/14	5/12 at 100.00	BBB		3,773,082
7,440	6.250%, 5/15/24	11/11 at 101.00	BBB		7,450,565
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,995,365

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+		12,203,813

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	Aa2		12,269,419

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	A		497,864
1,715	6.500%, 10/01/23	10/19 at 100.00	A		1,959,216
825	6.500%, 10/01/24	10/19 at 100.00	A		929,511
42,195	Total District of Columbia				45,671,187
	Florida – 6.3%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	Aa3		5,054,100

2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/18	No Opt. Call	A+		2,112,760

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		13,328,556
33,060	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		35,485,282

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,239,100

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – AGM Insured	7/13 at 101.00	AA+		8,299,519

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	Aa2		7,874,595

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	A2		$5,299,300

685	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A, 5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	A2		685,041

6,475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A2		6,283,211

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3		4,999,150

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	Aa3		1,709,521
1,975	5.000%, 4/01/21	4/20 at 100.00	Aa3		2,139,202
5,000	5.250%, 4/01/30	4/20 at 100.00	Aa3		5,109,650

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	6,174,810

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,416,679

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – NPFG Insured	No Opt. Call	A		8,216,263

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	Aa3		10,614,150

21,115	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA		21,690,384

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+		6,484,082
152,935	Total Florida				161,215,355
	Georgia – 0.1%

2,275	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R		2,355,740

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB–		1,060,860
3,275	Total Georgia				3,416,600
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+		452,772
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+		1,253,083
1,750	Total Idaho				1,705,855
	Illinois – 7.9%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		18,328,100

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.570%, 6/01/14 (IF)	No Opt. Call	AAA		5,333,143

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	N/R	(4)	9,797,060

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/12 at 100.00	AA		7,027,595

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–		10,076,600

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois (continued)

$20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		$21,405,400

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		6,650,735

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa2		1,789,098

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB		5,179,050

2,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3		1,803,880

600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.250%, 5/15/12 (ETM)	No Opt. Call	Aaa		623,502

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/13 at 100.00	AA–		7,953,524

50	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/13	No Opt. Call	A+		52,744

485	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A+		537,385

	Illinois State, General Obligation Bonds, Refunding Series 2010:
385	5.000%, 1/01/16	No Opt. Call	A+		426,584
1,040	5.000%, 1/01/18	No Opt. Call	A+		1,154,244
5,900	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA+		6,506,343
16,875	5.000%, 1/01/19	No Opt. Call	A+		18,574,481

2,505	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/18	No Opt. Call	A+		2,624,939

	Illinois State, General Obligation Bonds, Series 2006A:
800	5.000%, 6/01/16	No Opt. Call	A+		890,712
1,000	5.000%, 6/01/17	No Opt. Call	A+		1,114,400
10,000	5.000%, 6/01/18	No Opt. Call	A+		11,127,200

1,000	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A+		1,004,290

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A+		962,840

1,760	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.000%, 10/01/16 – NPFG Insured	10/12 at 100.00	A+		1,817,851

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+		12,510,058
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+		7,793,650

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – NPFG Insured	6/12 at 101.00	AAA		23,172,960

1,829	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,766,357

11,250	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB+		11,553,750
183,984	Total Illinois				199,558,475
	Indiana – 0.8%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB		2,793,780

2,575	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	8/11 at 100.00	N/R	(4)	2,585,480

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

$2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	A+		$3,251,920

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A+		5,625,800

2,750	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	Baa1		3,099,553

1,685	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/11 at 100.00	N/R	(4)	2,102,813

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	2/15 at 100.00	N/R		898,152
23,020	Total Indiana				20,357,498
	Iowa – 0.4%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BB+		1,269,644
2,235	5.250%, 7/01/14	No Opt. Call	BB+		2,171,392
4,460	5.250%, 7/01/15	No Opt. Call	BB+		4,314,247
2,000	5.250%, 7/01/16	No Opt. Call	BB+		1,922,800
820	5.000%, 7/01/19	7/16 at 100.00	BB+		732,080
10,805	Total Iowa				10,410,163
	Kansas – 0.3%

2,100	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III, 5.000%, 11/15/34	11/19 at 100.00	A+		2,102,667

3,175	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		3,264,472

5,590	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB		3,190,772
10,865	Total Kansas				8,557,911
	Kentucky – 1.5%

6,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA+		6,525,987

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3		23,848,013

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3		7,316,890
33,845	Total Kentucky				37,690,890
	Louisiana – 3.1%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A–		9,537,750
12,180	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–		13,016,035

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		11,571,434

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5), (6)	12/17 at 100.00	N/R		1,010,640

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
$2,000	5.000%, 5/15/16	No Opt. Call	Baa1		$2,186,460
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1		5,321,455

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	Aa1		3,046,044
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	Aa1		5,792,050
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1		7,539,413

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – AGM Insured	10/11 at 100.00	AA+		5,041,116

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,480,136

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/11 at 101.00	A–		12,869,710
76,435	Total Louisiana				79,412,243
	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
1,000	6.750%, 7/01/36 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3		1,003,510
3,850	6.750%, 7/01/41 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3		3,849,731
4,850	Total Maine				4,853,241
	Maryland – 0.1%

565	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/12 at 100.00	Aa2		566,203

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3		246,563

2,000	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A		2,116,720
2,815	Total Maryland				2,929,486
	Massachusetts – 5.8%

3,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1		4,367,615

8,140	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AAA		8,511,917

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA		12,018,400

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,210	5.000%, 10/01/17	No Opt. Call	N/R		2,073,356
515	5.000%, 10/01/18	10/17 at 100.00	N/R		474,835

470	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	488,137

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/11 at 100.00	A–		1,500,420
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/11 at 100.00	A–		1,830,621

1,465	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		1,085,697

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts (continued)

$10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	Aa1		$11,538,000

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	Aa1	(4)	13,324,750

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	Aa1	(4)	7,688,032

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+	(4)	11,431,500

29,290	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+		35,422,740

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
20,835	5.000%, 12/15/12 – AGM Insured	No Opt. Call	AAA		22,183,650
12,000	5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA		13,194,480
131,290	Total Massachusetts				147,134,150
	Michigan – 4.2%

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA+		9,816,821

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	BB		7,008,924

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – NPFG Insured	1/12 at 100.00	A		10,964,576

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		7,584,825

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		7,158,147

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+		1,080,518

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A		2,141,120
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,721,820

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R		1,240,838

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AA+		9,198,452

3,530	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – AGM Insured	10/13 at 100.00	AA+		3,829,168

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.000%, 10/15/28	No Opt. Call	Aa3		5,053,450

5,425	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.000%, 10/15/28	No Opt. Call	Aa3		5,482,993

1,500	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+		1,644,030

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB–		1,099,364
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB–		1,291,588
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB–		1,355,882

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A		1,510,763

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
$4,885	5.000%, 5/01/20	No Opt. Call	Aa2	$5,386,348
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2	5,300,769
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2	4,145,641

1,485	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	A3	1,544,742

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,808,080
102,850	Total Michigan			106,368,859
	Minnesota – 1.1%

9,275	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	10,064,766

1,000	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993B, 8.500%, 9/01/19	8/12 at 101.00	A1	1,085,150

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	No Opt. Call	AAA	1,862,481

3,130	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003, 5.250%, 12/01/11	No Opt. Call	A3	3,179,204

125	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – NPFG Insured	No Opt. Call	AA+	125,034

1,215	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA+	1,367,373

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A3	1,046,660

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	483,982

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	227,203
375	5.000%, 2/01/13	No Opt. Call	N/R	385,916
400	5.000%, 2/01/14	No Opt. Call	N/R	417,064
300	5.000%, 2/01/15	No Opt. Call	N/R	315,138

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BB+	2,674,753

2,535	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,794,914

1,150	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	1,161,512
25,585	Total Minnesota			27,191,150
	Mississippi – 0.8%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/11 at 100.00	BBB	8,671,258

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A–	10,759,351
18,800	Total Mississippi			19,430,609
	Missouri – 3.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,304,436
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	3,102,932

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
$1,290	4.250%, 3/01/12	No Opt. Call	BBB+	$1,307,686
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,544,681
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,599,825

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,367,775

2,400	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	11/11 at 100.00	N/R	2,318,856

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	A+	13,726,179

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,666,382
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,767,864

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,645,871

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	482,775

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
10,000	5.500%, 7/01/17 (WI/DD, Settling 8/11/11) – NPFG Insured	No Opt. Call	A–	11,223,000
14,780	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A–	16,377,866
73,135	Total Missouri			78,436,128
	Nevada – 0.9%

16,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	16,643,040

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	D	635,863
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	D	652,925
3,210	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D	662,191
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D	11,589
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	D	204,576
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	D	151,962
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	D	126,918

1,890	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/11 at 100.00	N/R	1,890,473

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	2,384,820
34,550	Total Nevada			23,364,357
	New Hampshire – 0.7%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	427,725
430	5.000%, 7/01/15	No Opt. Call	BBB+	459,124
445	5.000%, 7/01/16	No Opt. Call	BBB+	476,386

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,004,581

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3	430,417
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3	1,003,020

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire (continued)

$10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	12/11 at 100.00	Aaa		$10,007,200
18,355	Total New Hampshire				18,808,453
	New Jersey – 5.4%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,169,211

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,860	5.375%, 6/15/15	No Opt. Call	BBB		8,357,459
4,125	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3		4,413,503
1,500	5.625%, 6/15/19	10/11 at 100.00	BBB		1,500,540

3,145	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.500%, 7/01/12 (ETM)	No Opt. Call	N/R	(4)	3,283,663

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		413,420

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+		35,698,181
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	A+		8,983,414

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A+		10,824,900

6,340	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		6,618,453

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		104,060
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		104,060
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		9,982,001
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,227,900
1,075	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,125,396

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
19,445	4.500%, 6/01/23	6/17 at 100.00	BBB		17,689,117
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB–		19,756,750
135,895	Total New Jersey				137,252,028
	New York – 8.7%

4,055	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–		4,150,657

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
1,450	5.000%, 11/01/13	10/11 at 100.00	Aa1		1,455,075
720	5.000%, 11/01/14	10/11 at 100.00	Aa1		722,470

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	16,936,850

900	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.750%, 7/01/15	7/12 at 100.00	Baa3		910,062

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2		5,257,943

10,000	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – AGM Insured	No Opt. Call	AA+		10,022,800

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – NPFG Insured	10/12 at 100.00	A+	$8,593,026

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	8,293,761

11,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–	12,682,200

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A–	11,293,100

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	A	17,234,314

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	2,067,640

890	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	878,377

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,886,943

10	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	10/11 at 100.00	AA	10,040

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	6,380,278

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	5,524,050

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	24,570,490

255	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	252,509

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	15,880,316

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,425	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,518,309
5,345	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	5,691,997

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–	10,333,100
4,430	5.500%, 6/01/19	No Opt. Call	AA–	4,742,581
1,000	5.500%, 6/01/20	6/13 at 100.00	AA–	1,069,990
5,695	5.500%, 6/01/21	6/13 at 100.00	AA–	6,090,404

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB–	807,124

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
7,500	5.000%, 6/01/16	No Opt. Call	AA–	8,619,600
7,300	5.000%, 6/01/17	No Opt. Call	AA–	8,434,420
8,450	5.000%, 6/01/18	No Opt. Call	AA–	9,747,751
202,720	Total New York			222,058,177

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina – 2.1%

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
$20,000	5.375%, 1/01/13	No Opt. Call	A–		$21,203,000
11,000	5.125%, 1/01/23	1/13 at 100.00	A–		11,188,870

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	A+		2,081,320

2,240	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/13 (ETM)	No Opt. Call	N/R	(4)	2,403,677

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
4,760	5.500%, 1/01/13	No Opt. Call	A		5,078,158
10,000	5.250%, 1/01/18 – NPFG Insured	1/13 at 100.00	A		10,550,300
50,000	Total North Carolina				52,505,325
	North Dakota – 0.1%

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	AA–		2,972,475
	Ohio – 2.4%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006, 5.000%, 1/01/13	No Opt. Call	BBB+		4,049,079

1,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,533,768

31,820	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	Baa3		26,089,218

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA+		3,360,820

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA		1,840,879
1,780	5.000%, 12/01/23	12/19 at 100.00	AA		1,903,763

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bomd Trust 2456, 17.627%, 12/01/15 (IF)	No Opt. Call	AA+		6,203,712

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,167,197

11,000	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+		12,692,460

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		804,524
805	5.000%, 11/15/16	No Opt. Call	A–		899,451
63,200	Total Ohio				61,544,871
	Oklahoma – 0.7%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BB+		2,417,830

8,375	Oklahoma State, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 101.00	AA+	(4)	9,221,964

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		122,563
700	5.250%, 5/15/13	No Opt. Call	BBB+		730,009
790	5.250%, 5/15/14	No Opt. Call	BBB+		838,095
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,109,094

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	A3		3,110,670
16,530	Total Oklahoma				17,550,225

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oregon – 0.4%

$4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		$4,812,448

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		4,556,360
8,120	Total Oregon				9,368,808
	Pennsylvania – 2.2%

4,630	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	10/11 at 100.00	Ba1		4,642,501

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R		3,086,275

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		1,222,363

1,025	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	No Opt. Call	Baa1		1,066,974

15,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–		10,686,430

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa2		10,611,000

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	Aa2		4,772,750

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AA+		10,949,147

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.950%, 12/01/24	12/17 at 100.00	AA–		8,678,670
60,875	Total Pennsylvania				55,716,110
	Puerto Rico – 2.4%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 101.00	A3	(4)	4,443,096
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 101.00	A3	(4)	5,272,100

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A3		3,039,750

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	A3		10,738,200

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		9,081,160

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – NPFG Insured	No Opt. Call	A3		5,187,500

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A3		11,184,400

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12– FGIC Insured	No Opt. Call	A3		10,995,175
58,825	Total Puerto Rico				59,941,381
	Rhode Island – 0.2%

4,185	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		4,200,568
	South Carolina – 0.6%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,322,200

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina (continued)

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
$1,500	5.250%, 12/01/23	12/15 at 100.00	A2		$1,550,970
2,000	5.250%, 12/01/24	12/15 at 100.00	A2		2,057,600

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,881,233
14,250	Total South Carolina				15,812,003
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	4/13 at 100.00	A–		779,631
800	5.000%, 4/01/18	4/13 at 100.00	A–		816,584
840	5.000%, 4/01/19	4/13 at 100.00	A–		853,406
820	5.000%, 4/01/20	4/13 at 100.00	A–		830,373

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–		1,091,580

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–		4,067,760

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
295	4.500%, 9/01/12	No Opt. Call	A–		303,478
300	4.550%, 9/01/14	No Opt. Call	A–		318,195
8,815	Total South Dakota				9,061,007
	Tennessee – 2.0%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+		766,158
750	5.000%, 7/01/18	7/16 at 100.00	BBB+		782,678

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+		4,874,550

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA+	(4)	11,047,000

12,145	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/13 – NPFG Insured	No Opt. Call	AA+		13,366,180

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB		520,315

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+		1,454,236

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	Ba3		6,021,253
11,885	5.250%, 9/01/20	No Opt. Call	Ba3		12,062,087
48,185	Total Tennessee				50,894,457
	Texas – 8.2%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – NPFG Insured	5/13 at 100.00	A+		9,352,992

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		6,371,580

3,380	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–		3,385,746

10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		11,659,400

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
$1,000	5.250%, 12/01/11	No Opt. Call	A+		$1,014,130
1,150	5.250%, 12/01/12	No Opt. Call	A+		1,209,547
1,000	5.250%, 12/01/13	No Opt. Call	A+		1,082,120

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	10/11 at 100.00	AA+	(4)	8,141,140

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA		5,770,701
5,385	5.000%, 11/01/23	11/19 at 100.00	AA		5,990,166
5,660	5.000%, 11/01/24	11/19 at 100.00	AA		6,217,906

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011B:
6,355	5.250%, 9/01/24 (WI/DD, Settling 8/31/11)	9/16 at 100.00	A2		6,570,816
6,920	5.250%, 9/01/25 (WI/DD, Settling 8/31/11)	9/16 at 100.00	A2		7,110,646
4,295	5.250%, 9/01/26 (WI/DD, Settling 8/31/11)	9/16 at 100.00	A2		4,393,785

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,438,120
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	5,778,213

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – AGM Insured	12/11 at 100.00	AA+		10,169,700

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+	(4)	10,630,000

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A		2,015,121
2,000	5.000%, 7/01/26	7/21 at 100.00	A		2,107,920

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–		1,689,424

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA+		6,708,501

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–		1,906,560

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	A		4,817,821

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+		3,744,244

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA		1,226,214
9,130	0.000%, 9/01/45	9/31 at 100.00	AA		5,282,070

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		8,915,147
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		9,621,329

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	5,556,550

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–		5,472,450

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$4,825	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	Aa2		$4,949,678

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 18.144%, 10/01/14 (IF)	No Opt. Call	AAA		7,041,800

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 17.931%, 10/01/15 (IF)	No Opt. Call	Aaa		6,428,680

2,635	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa2		2,692,469

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		4,785,350
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		10,716,694

785	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	813,943
198,755	Total Texas				207,778,673
	Utah – 0.5%

6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		6,350,636

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.722%, 7/01/21 (IF)	7/18 at 100.00	AAA		2,346,900
2,500	17.722%, 7/01/22 (IF)	7/18 at 100.00	AAA		4,693,800
10,080	Total Utah				13,391,336
	Virgin Islands – 0.3%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB		1,553,962

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB		6,019,560
7,580	Total Virgin Islands				7,573,522
	Virginia – 0.1%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A2		2,552,300

1,130	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,176,974
3,500	Total Virginia				3,729,274
	Washington – 2.4%

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A		5,372,270

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,945,716

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – NPFG Insured	7/12 at 100.00	Aaa		5,224,700

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,673,378

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,200,404

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA		9,819,637

6,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A		6,001,920

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Washington (continued)

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
$380	5.500%, 6/01/12	No Opt. Call	BBB		$388,910
5,330	6.500%, 6/01/26	6/13 at 100.00	BBB		5,404,779

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+		14,370,119

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 17.838%, 1/01/16 (IF)	No Opt. Call	AA+		4,321,670
54,485	Total Washington				60,723,503
	Wisconsin – 3.4%

100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA		104,632

4,100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		4,298,521

2,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A3		2,911,472

8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–		9,115,897

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,970,159

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,319,134
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,507,479

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2		5,250,899

6,555	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		7,517,732

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	BBB+		2,560,269
11,955	5.250%, 8/15/20	8/16 at 100.00	BBB+		12,351,546

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	BBB+		10,241,854

2,870	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		2,872,783

1,430	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	1,603,058

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27	5/19 at 100.00	AA–		10,302,389

10,035	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA		11,419,929
81,825	Total Wisconsin				87,347,753
$2,423,514	Total Investments (cost $2,423,349,741) – 98.6%				2,503,933,394
	Other Assets Less Liabilities – 1.4%				35,743,239
	Net Assets – 100%				$2,539,676,633

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2011

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,502,922,754	$1,010,640	$2,503,933,394

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	1,010,640
Transfers out of	—
Balance at the end of period	$1,010,640

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $2,420,009,590.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$119,077,786
Depreciation	(35,153,982)
Net unrealized appreciation (depreciation) of investments	$83,923,804

118	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 1.3%

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$3,815	5.500%, 12/01/12	12/11 at 101.00	A–		$3,900,723
350	5.750%, 12/01/17	12/11 at 101.00	A–		356,059
3,820	5.500%, 12/01/21	12/11 at 101.00	A–		3,840,475

3,830	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa2		3,953,058

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,053,770
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,067,530

1,075	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	No Opt. Call	BBB–		1,044,685

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – AGM Insured	8/11 at 100.00	AA+		4,452,795

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	No Opt. Call	BBB		1,514,250

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	A–		935,638
745	5.000%, 12/01/12	No Opt. Call	A–		776,037
570	5.000%, 12/01/13	No Opt. Call	A–		607,022

6,305	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	7,236,249
29,435	Total Alabama				30,738,291
	Alaska – 0.5%

8,155	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		7,600,134

3,420	Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A		3,756,596
11,575	Total Alaska				11,356,730
	Arizona – 4.6%

500	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	AA		559,350

2,870	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+		3,255,183

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3		913,312

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA+		13,649,290
445	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA+		508,524

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA+		8,421,385

	Arizona State, Certificates of Participation, Series 2010A:
4,660	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA+		5,322,652
11,835	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA+		13,524,446
2,100	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA+		2,372,748

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
3,815	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA+		4,303,053
1,890	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA+		2,161,177
2,305	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA+		2,644,250
5,000	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+		5,718,150

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$1,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004, 5.250%, 5/15/12	No Opt. Call	A–		$1,032,770

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–		2,358,689

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	N/R	(4)	3,315,066
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,440,940

10,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009A, 5.000%, 6/01/34 (Mandatory put 6/01/12)	No Opt. Call	BBB		10,275,200

19,515	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1		21,824,795

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A		791,157

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17	4/12 at 100.00	N/R		300,570

1,735	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.000%, 7/15/14	No Opt. Call	A1		1,810,559

2,545	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,467,937
100,160	Total Arizona				110,971,203
	Arkansas – 0.3%

1,620	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A, 5.500%, 11/01/11	No Opt. Call	N/R		1,639,732

3,415	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A, 5.500%, 11/01/12 (Pre-refunded 11/01/11)	11/11 at 101.00	N/R	(4)	3,494,433

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1		1,637,100
6,640	Total Arkansas				6,771,265
	California – 6.3%

6,600	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aa3	(4)	6,927,162

3,300	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AA–		3,456,024

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,190	5.000%, 5/01/16	No Opt. Call	AA–		3,720,497
3,125	5.000%, 5/01/17	No Opt. Call	AA–		3,691,656

3,575	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA–		4,001,998

3,015	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/01/14)	No Opt. Call	A+		3,296,088

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	AAA		1,088,780

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1:
4,440	5.000%, 11/01/16	No Opt. Call	A2		4,981,680
3,675	5.000%, 11/01/17	No Opt. Call	A2		4,102,329

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$9,650	California State, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A1		$10,295,199

5,000	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A1		5,793,950

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+		5,507,850
5,000	5.000%, 4/01/16	No Opt. Call	A+		5,708,950

10,495	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A1		11,317,073

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB		1,028,850

	California, State Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,650	5.000%, 7/01/16	No Opt. Call	Aa3		1,921,310
20	5.250%, 7/01/21	7/19 at 100.00	Aa3		23,152

4,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	Aa3		4,484,880

6,645	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A1		6,810,195

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R		1,517,130
1,000	5.000%, 8/15/13	No Opt. Call	N/R		1,003,340

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,115	5.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A2		1,144,325
1,180	5.000%, 6/01/17	10/11 at 100.00	A2		1,180,366

11,985	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		12,945,478

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	BBB		3,299,938
2,665	5.000%, 6/01/16	No Opt. Call	BBB		2,770,347
8,905	4.500%, 6/01/27	6/17 at 100.00	BBB–		7,462,390

12,000	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Mandatory put 3/01/16)	No Opt. Call	A		12,494,040

1,770	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA		2,106,707

350	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+	(4)	422,261

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	No Opt. Call	AA+		2,021,366
2,255	5.000%, 9/01/20 – AMBAC Insured	No Opt. Call	AA+		2,439,211

4,100	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15	No Opt. Call	AA		3,784,136

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3		6,299,625

65	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		70,870

190	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AAA		249,953

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
$1,420	5.000%, 9/01/14	No Opt. Call	Baa3		$1,487,748
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,576,800

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	N/R		509,630
500	3.800%, 7/01/17	No Opt. Call	N/R		511,175
144,655	Total California				153,454,459
	Colorado – 2.0%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		2,930,131

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/14	No Opt. Call	A–		1,066,140
2,320	5.250%, 6/01/17	6/16 at 100.00	A–		2,504,742

1,120	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C, 4.000%, 11/01/14	No Opt. Call	Aa3		1,224,709

3,920	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A, 5.000%, 9/01/23	9/14 at 100.00	AAA		4,226,113

15,935	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/02/13) – NPFG Insured	No Opt. Call	Baa1		16,895,721

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	Baa1		4,681,755

2,550	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – NPFG Insured (ETM)	No Opt. Call	Baa1	(4)	2,791,613

1,315	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,281,849

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA+	(4)	12,008,300
45,560	Total Colorado				49,611,073
	Connecticut – 0.7%

730	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		736,001

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – AGM Insured	11/12 at 100.00	AA+		10,640,200

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
10	5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB		10,027
1,700	5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB		1,700,510

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2010A-1:
1,325	5.000%, 2/01/13	No Opt. Call	A1		1,409,230
1,915	5.000%, 2/01/14	No Opt. Call	A1		2,099,319
15,680	Total Connecticut				16,595,287
	Delaware – 0.0%

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	Ba3		675,936

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia – 0.1%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
$1,100	5.000%, 12/01/16	No Opt. Call	AAA		$1,309,121
1,100	5.000%, 12/01/17	No Opt. Call	AAA		1,313,521
2,200	Total District of Columbia				2,622,642
	Florida – 5.5%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
5,315	6.000%, 6/01/16	No Opt. Call	A+		5,990,696
515	5.500%, 6/01/17	No Opt. Call	A+		566,629

4,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/18	No Opt. Call	A+		4,225,520

5,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/14	No Opt. Call	A+		5,319,800

1,000	Florida Board of Education, Lottery Revenue Bonds, Series 2008B, 4.000%, 7/01/13	No Opt. Call	AAA		1,062,700

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
10	5.000%, 3/01/14 – NPFG Insured	No Opt. Call	A+		10,572
5,560	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		5,986,007
85	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		91,236

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,445	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–		5,160,601
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–		7,281,944

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA–		11,128,100

2,500	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2		2,755,825

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA		7,028,087
2,830	5.000%, 7/01/16	No Opt. Call	AAA		3,285,121
1,115	5.000%, 7/01/17	No Opt. Call	AAA		1,301,261

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – AGM Insured	No Opt. Call	AA+		8,779,760

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	AA–		264,153

780	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	N/R	(4)	800,951

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	557,085

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,766,144

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	BBB+		2,805,057

1,515	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3		1,671,348

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1&2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	BBB		3,813,804
4,000	3.750%, 12/01/18	No Opt. Call	BBB		4,095,360

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
$1,515	4.000%, 4/01/15	No Opt. Call	Aa3		$1,634,746
1,640	4.000%, 4/01/17	No Opt. Call	Aa3		1,740,729
1,705	5.000%, 4/01/18	No Opt. Call	Aa3		1,896,983
1,790	5.000%, 4/01/19	No Opt. Call	Aa3		1,977,198
1,880	5.000%, 4/01/20	No Opt. Call	Aa3		2,056,156

2,665	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA+		3,140,063

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A		1,324,664
1,145	5.125%, 10/01/16	No Opt. Call	A		1,274,935

5,250	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	BBB		5,401,410

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Mandatory put 10/01/13)	No Opt. Call	Aa1		5,320,300

1,680	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	2,160,312

2,085	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.000%, 12/01/12	No Opt. Call	BBB–		2,132,621

10,430	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		12,081,278

2,150	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007B, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,416,084

1,595	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,136,422

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA+		3,423,550
123,085	Total Florida				134,865,212
	Georgia – 1.7%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	A1		3,188,490

4,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 5.050%, 11/01/48 (Mandatory put 1/12/12)	No Opt. Call	A		4,080,760

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,260	5.000%, 4/01/15	No Opt. Call	AA+		1,448,395
1,425	5.000%, 4/01/17	No Opt. Call	AA+		1,692,045

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2		1,097,160

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
1,355	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		1,383,184
350	6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1		408,517

610	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series 1998Y, 6.400%, 1/01/13 – AMBAC Insured	No Opt. Call	A+		636,145

2,100	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA		2,297,988

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA		13,499,314

3,200	Glynn County School District, Georgia, General Obligation Sales Tax Bonds, Series 2010, 3.000%, 9/01/11	No Opt. Call	Aa1		3,208,224

195	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2		228,164

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$7,530	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A	$8,749,032

65	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – NPFG Insured (ETM)	No Opt. Call	AAA	66,000
37,530	Total Georgia			41,983,418
	Hawaii – 0.3%

3,750	Hawaii State, General Obligation Bonds, Series 2008, Trust 3215, 18.044%, 5/01/14 (IF)	No Opt. Call	AA	6,370,800
	Illinois – 8.8%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,249,970

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB	1,066,930

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	Aa2	1,088,664

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A1	5,116,350

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	Aa3	4,229,884

7,095	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	8,026,077

3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	3,826,655

2,895	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA	3,315,122

1,266	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA+	1,353,000

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – NPFG Insured	10/11 at 100.00	Baa1	1,096,993

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – SYNCORA GTY Insured	No Opt. Call	BBB+	1,148,926
1,030	5.000%, 11/15/12 – SYNCORA GTY Insured	No Opt. Call	BBB+	1,079,162

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,295,191

2,500	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1	2,644,325

2,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 3.875%, 11/01/30 (Mandatory put 5/01/12)	No Opt. Call	AA	2,053,680

3,575	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	Aa2	3,858,676

1,687	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13 (5)	No Opt. Call	N/R	17

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,452,276

	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B:
1,000	5.000%, 5/01/13	No Opt. Call	Baa3	1,022,990
2,510	5.000%, 5/01/25	No Opt. Call	Baa3	2,263,869

410	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	8/11 at 100.00	BBB	410,320

4,375	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.500%, 1/01/13	No Opt. Call	Baa1	4,414,331

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	$3,408,660

	Illinois State, General Obligation Bonds, Refunding Series 2004B:
2,435	5.000%, 3/01/13 – AMBAC Insured	No Opt. Call	A+	2,583,511
3,305	5.000%, 3/01/14	No Opt. Call	A+	3,600,864

	Illinois State, General Obligation Bonds, Refunding Series 2006:
70	5.000%, 1/01/13	No Opt. Call	A+	73,842
650	5.000%, 1/01/14	No Opt. Call	A+	705,367
115	5.000%, 1/01/15	No Opt. Call	A+	126,275
3,335	5.000%, 1/01/16	No Opt. Call	A+	3,695,213

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,010	5.000%, 1/01/13	No Opt. Call	A+	1,065,429
1,525	5.000%, 1/01/16	No Opt. Call	A+	1,689,715
1,050	5.250%, 1/01/20	No Opt. Call	A+	1,154,055

210	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A+	226,470

	Illinois State, General Obligation Bonds, Refunding Series 2010:
6,100	5.000%, 1/01/13	No Opt. Call	A+	6,434,768
3,630	5.000%, 1/01/14	No Opt. Call	A+	3,939,203
1,255	5.000%, 1/01/15	No Opt. Call	A+	1,378,040
1,985	5.000%, 1/01/16	No Opt. Call	A+	2,199,400
5,000	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA+	5,576,350
490	5.000%, 1/01/17	No Opt. Call	A+	543,871
4,910	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	5,452,408
21,765	5.000%, 1/01/18	No Opt. Call	A+	24,155,885
500	5.000%, 1/01/19	No Opt. Call	A+	550,355

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/13 at 100.00	A+	7,202,455

1,840	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/16 – NPFG Insured	3/14 at 100.00	A+	1,961,974

	Illinois State, General Obligation Bonds, Series 2004:
820	5.000%, 11/01/13 – AMBAC Insured	No Opt. Call	A+	889,429
915	5.000%, 9/01/14 – NPFG Insured	No Opt. Call	A+	1,007,507

	Illinois State, General Obligation Bonds, Series 2005:
795	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	A+	867,774
2,000	5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA+	2,197,480

620	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/17	No Opt. Call	A+	690,928

	Illinois State, General Obligation Bonds, Series 2006:
3,955	5.000%, 1/01/16	No Opt. Call	A+	4,382,180
1,005	5.000%, 1/01/17	1/16 at 100.00	A+	1,096,344

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA+	1,033,610

	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010:
3,000	5.000%, 6/15/15	No Opt. Call	AAA	3,383,910
2,030	5.000%, 6/15/16	No Opt. Call	AAA	2,322,503

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
60	5.250%, 10/01/11 – AGM Insured	No Opt. Call	AA+	60,456
170	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA+	191,444
990	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	A+	1,116,512
2,355	5.000%, 8/01/21	10/11 at 100.00	A+	2,361,123

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
1,135	5.500%, 4/01/12 – AGM Insured	No Opt. Call	AA+	1,169,549
865	5.250%, 8/01/12 – NPFG Insured	No Opt. Call	A+	901,788
955	5.500%, 8/01/13 – NPFG Insured	No Opt. Call	A+	1,036,968
570	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	A+	634,940
450	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A+	507,596
300	5.250%, 12/01/19 – AGM Insured	12/12 at 100.00	AA+	311,550

1,420	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – NPFG Insured	No Opt. Call	AAA	1,475,323

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A+	$2,410,278

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,765	0.516%, 12/15/13	No Opt. Call	AAA	1,739,002
1,000	0.660%, 12/15/16	12/14 at 100.00	AAA	981,180

917	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	885,593

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
5,000	4.000%, 6/01/12	No Opt. Call	A	5,099,100
40	5.000%, 6/01/15	No Opt. Call	A	43,241
5,000	5.000%, 6/01/16	No Opt. Call	A–	5,416,600
6,035	5.000%, 6/01/17	No Opt. Call	A	6,515,627
5,100	5.000%, 6/01/18	No Opt. Call	A	5,443,128
5,000	5.000%, 6/01/19	No Opt. Call	A	5,281,650
5,185	5.250%, 6/01/20	No Opt. Call	A	5,504,552
20	5.250%, 6/01/21	No Opt. Call	A	21,002

7,310	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	Aa3	8,798,608

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	8,245,003
199,155	Total Illinois			213,760,996
	Indiana – 2.4%

6,145	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	6,654,175

750	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BBB–	751,943

2,500	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2005-A3, 1.700%, 11/01/27 (Mandatory put 9/01/14)	No Opt. Call	AA	2,516,075

11,065	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	12,185,331

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+	1,022,820

3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 5.000%, 11/01/27 (Mandatory put 8/01/13)	No Opt. Call	AA	3,248,490

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,213,105

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA+	4,928,449

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	1,323,995
1,580	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A+	1,838,488
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	4,272,282

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	Baa1	4,611,746

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa2	7,108,518

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$5,045	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	AAA	$5,852,957
54,035	Total Indiana			59,528,374
	Iowa – 0.4%

930	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.000%, 8/15/12 – AGC Insured	No Opt. Call	Aa3	969,488

3,100	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009F, 5.000%, 8/15/39 (Mandatory put 8/15/12)	No Opt. Call	Aa3	3,233,920

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,865	5.000%, 6/01/17	No Opt. Call	AA	2,206,127
3,000	5.000%, 6/01/18	No Opt. Call	AA	3,558,600

120	Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA	129,935
9,015	Total Iowa			10,098,070
	Kansas – 0.9%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,525	5.000%, 9/01/16	No Opt. Call	AAA	5,364,207
6,000	5.000%, 9/01/17	No Opt. Call	AAA	7,179,720

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2	1,013,260
650	5.250%, 11/15/14	No Opt. Call	A2	722,573

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AA+	3,856,276

2,135	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R	2,195,164

3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB	2,129,084
21,705	Total Kansas			22,460,284
	Kentucky – 1.1%

5,739	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University Project, Refunding and Improvement Series 2006, 5.200%, 8/01/22 (Pre-refunded 6/27/12)	6/12 at 102.00	AAA	6,053,702

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA–	17,839,986

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA+	2,411,007
23,369	Total Kentucky			26,304,695
	Louisiana – 1.0%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	1/15 at 100.00	BBB	5,156,350

400	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 8.500%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa	460,116

1,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	A+	1,487,317

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15 (5), (6), (8)	No Opt. Call	N/R	$1,364,364

	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
585	5.000%, 1/01/14 – NPFG Insured	No Opt. Call	Baa1	629,097
265	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1	274,967

5,000	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 7.000%, 12/01/38 (Mandatory put 12/01/11)	12/11 at 100.00	BBB	5,085,850

6,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	6,656,880

2,245	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	3/14 at 101.00	AA+	2,412,432
23,495	Total Louisiana			23,527,373
	Maine – 0.1%

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	3,481,632
	Maryland – 2.3%

6,235	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,507,189

2,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 4.500%, 1/01/13	No Opt. Call	BBB–	2,409,902

455	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	528,633

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,931,000
5,500	5.000%, 7/15/17	No Opt. Call	AAA	6,595,160
5,085	5.000%, 7/15/18	No Opt. Call	AAA	6,118,933

12,910	Maryland, General Obligation Bonds, State and Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,557,841

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	11,801,000
47,535	Total Maryland			56,449,658
	Massachusetts – 3.1%

3,825	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	Aa1	4,318,502

1,005	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	967,081

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/11 at 100.00	A–	885,620

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,100	5.625%, 1/01/12 – NPFG Insured	No Opt. Call	Baa1	5,180,376
625	5.625%, 1/01/14 – NPFG Insured	1/12 at 101.00	Baa1	637,669

1,625	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 5.000%, 10/01/11 – RAAI Insured	No Opt. Call	BBB+	1,630,574

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA	2,347,400
2,000	5.000%, 11/15/16	No Opt. Call	AAA	2,391,300

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Massachusetts (continued)
$1,500	5.000%, 11/15/17	No Opt. Call	AAA		$1,808,775
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,208,310

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,850,400

8,555	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1	(4)	9,431,545

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+		15,696,978

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA		5,497,700

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA		2,717,805
2,420	4.000%, 8/15/16	No Opt. Call	AA		2,751,709
2,420	4.000%, 8/15/17	No Opt. Call	AA		2,747,208
2,420	4.000%, 8/15/18	No Opt. Call	AA		2,736,367
65,700	Total Massachusetts				74,805,319
	Michigan – 2.8%

2,450	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/21 – AGM Insured	5/14 at 100.00	AA+		2,609,471

1,170	Kent Hospital Finance Authority (Michigan), Hospital Revenue Refunding Bonds (Butterworth Hospital), Series 1993A, 7.250%, 1/15/13 – NPFG Insured	No Opt. Call	AA		1,223,890

3,130	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+		3,592,833

7,160	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		7,312,222

2,350	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2002, 5.000%, 10/01/22	10/12 at 100.00	AAA		2,462,495

1,885	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17	No Opt. Call	Aa3		1,900,325

115	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17 (Pre-refunded 10/15/11)	10/11 at 100.00	A+	(4)	116,289

1,010	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 – NPFG Insured	10/14 at 100.00	A+		1,122,312

6,165	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – AGM Insured	No Opt. Call	AA+		6,755,422

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,244,170

1,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, McLaren Healthcare Corporation, Series 1998A, 5.100%, 6/01/13	10/11 at 100.00	Aa3		1,419,217

6,000	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+		6,794,100

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A		7,722,540

1,605	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2		1,835,703

2,000	Michigan, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2		2,332,600

1,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 – AGM Insured	5/14 at 100.00	AA+		1,079,200

1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	No Opt. Call	Aa2		1,101,844

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2	$5,521,255

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,973,232
61,605	Total Michigan			67,119,120
	Minnesota – 1.8%

4,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	4,449,115

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AAA	782,891
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,784,753
1,690	5.000%, 2/01/26	No Opt. Call	AAA	1,853,592

5,000	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,663,750

3,155	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA	3,286,846

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A	1,596,090

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,353,213

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AAA	4,665,680
4,000	4.500%, 8/01/18	No Opt. Call	AAA	4,662,600

5,050	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/16	No Opt. Call	AAA	5,996,623

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14 – AGC Insured	No Opt. Call	AA+	1,094,600
1,000	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA+	1,125,410
5,500	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA+	6,309,160
39,605	Total Minnesota			44,624,323
	Mississippi – 0.1%

1,790	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	AA	1,950,044

1,340	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–	1,367,323
3,130	Total Mississippi			3,317,367
	Missouri – 1.7%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,355	5.000%, 4/01/12	No Opt. Call	N/R	1,387,615
500	5.000%, 4/01/13	No Opt. Call	N/R	525,730

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011:
360	5.000%, 6/01/21	6/16 at 100.00	N/R	362,128
2,000	5.625%, 6/01/23	6/16 at 100.00	N/R	2,001,920

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,500	5.000%, 1/01/17	No Opt. Call	Aaa	4,154,675
2,975	5.000%, 1/01/18	No Opt. Call	Aaa	3,552,894

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	N/R	1,028,760

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri (continued)

$300	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.000%, 11/01/11	No Opt. Call	N/R		$301,278

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
7,425	5.500%, 7/01/17 (WI/DD, Settling 8/11/11) – NPFG Insured	No Opt. Call	A–		8,333,078
11,640	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–		12,984,071

5,020	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA+		5,454,280
36,075	Total Missouri				40,086,429
	Nebraska – 0.5%

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA		2,076,454
3,475	3.000%, 1/15/17	No Opt. Call	AAA		3,764,051
3,220	3.000%, 1/15/18	No Opt. Call	AAA		3,456,509
2,520	3.000%, 1/15/19	No Opt. Call	AAA		2,670,318
11,130	Total Nebraska				11,967,332
	Nevada – 0.8%

535	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 6.000%, 9/01/13	9/12 at 101.00	BBB+		557,037

435	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002, 6.000%, 9/01/13 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB+	(4)	464,963

4,515	Clark County School District, Nevada, General Obligation Refunding Bonds, Series 2002A, 5.500%, 6/15/15 – AGM Insured	12/12 at 103.00	AA+		4,899,272

2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010, 5.000%, 7/01/15	No Opt. Call	Aa3		2,813,750

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	D		227,500
345	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	D		85,670
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	D		1,121,600
65	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D		13,409
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D		217,514

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – AGM Insured	No Opt. Call	AA+		7,168,724

2,525	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+		2,881,833
25,200	Total Nevada				20,451,272
	New Hampshire – 0.2%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB		5,351,000
	New Jersey – 5.0%

1,375	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB		1,307,653

250	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		270,353

350	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R		385,172

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
6,860	5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB		6,996,377

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)
$7,415	5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB		$7,684,906
3,565	5.375%, 6/15/14	No Opt. Call	BBB		3,767,349
300	5.375%, 6/15/15	No Opt. Call	BBB		318,987
45	5.375%, 6/15/15 – RAAI Insured	No Opt. Call	Baa3		47,848
30	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3		32,098
330	5.625%, 6/15/18	10/11 at 100.00	BBB		330,175
2,150	5.625%, 6/15/19	10/11 at 100.00	BBB		2,150,774

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	A+		2,158,800
2,325	5.000%, 9/01/14	No Opt. Call	A+		2,573,031

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA+		4,098,140

4,290	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA+		4,726,250

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18 (WI/DD, Settling 8/09/11)	No Opt. Call	BBB–		4,192,843
4,260	5.000%, 7/01/19 (WI/DD, Settling 8/09/11)	No Opt. Call	BBB–		4,301,450

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa		504,251

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA+		1,566,110

5,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – AGM Insured	No Opt. Call	AA+		5,482,206

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa		5,849,700

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,260	5.000%, 12/15/17	No Opt. Call	A+		5,941,591
9,730	5.000%, 12/15/18	No Opt. Call	A+		10,947,320

54	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		57,057

425	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AA+		454,444

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
3,265	6.500%, 1/01/16	No Opt. Call	A+		3,892,207
1,200	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+		1,430,520

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
95	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	116,185
235	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	289,454
2,965	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	3,303,010
1,635	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	1,826,769
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	111,447
1,050	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	1,174,110

1,365	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	No Opt. Call	AAA		1,444,552

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,715,011

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2		1,914,710

4,915	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		5,145,415

3,290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		3,598,109

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$3,985	5.000%, 6/01/14	No Opt. Call	BBB		$4,119,932
5,640	5.000%, 6/01/15	No Opt. Call	BBB		5,848,736
8,860	4.500%, 6/01/23	6/17 at 100.00	BBB		8,059,942
113,634	Total New Jersey				121,134,994
	New Mexico – 0.5%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	BBB+		2,480,812
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	BBB+		2,687,954
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,872,184

3,505	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 4.900%, 8/01/11	No Opt. Call	AA–		3,505,771

1,215	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,360,156
12,490	Total New Mexico				12,906,877
	New York – 8.7%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	BBB		543,160

1,500	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA–		1,735,500

1,875	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		1,952,644

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		1,634,480
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,920,232

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,018,628
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,105,853

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	5,909,209

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,126,130

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,701,110

1,585	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		1,564,300

10,065	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA		11,851,135

5,025	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,292,732

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	BBB		7,828,704

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A–		2,166,160

7,330	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, New York State Electric and Gas Corporation, Remarketed Series 1994C, 3.000%, 6/01/29 (Mandatory put 6/03/13)	No Opt. Call	Baa2		7,494,925

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
$5,000	4.000%, 4/01/16	No Opt. Call	AA–	$5,503,700
5,000	4.000%, 4/01/17	No Opt. Call	AA–	5,478,200
6,480	5.000%, 4/01/18	No Opt. Call	AA–	7,431,070

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1C:
1,075	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA+	1,145,391
500	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA+	532,460

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
6,740	5.500%, 6/01/18	6/12 at 100.00	AA–	6,964,509
9,105	5.500%, 6/01/19	6/13 at 100.00	AA–	9,747,449
1,675	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,784,679
11,170	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	11,895,156
8,380	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	8,916,152

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
6,060	5.500%, 6/01/18	6/12 at 100.00	AA–	6,261,859
3,880	5.500%, 6/01/19	No Opt. Call	AA–	4,153,773
9,845	5.500%, 6/01/20	6/13 at 100.00	AA–	10,534,052
220	5.500%, 6/01/20 – FGIC Insured	6/13 at 100.00	AA–	235,398
13,685	5.500%, 6/01/21	6/13 at 100.00	AA–	14,635,150
3,820	5.500%, 6/01/22	6/13 at 100.00	AA–	4,081,632

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/17	No Opt. Call	AA–	11,581,500

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,000	5.000%, 12/15/16	No Opt. Call	AAA	3,566,460
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,191,440

7,100	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,416,553

5,175	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA	5,603,387

1,515	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	1,535,453

240	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	236,866

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA–	8,830,458
5,000	5.000%, 6/01/16	No Opt. Call	AA–	5,746,400
3,600	5.000%, 6/01/17	No Opt. Call	AA–	4,159,440
2,800	5.000%, 6/01/18	No Opt. Call	AA–	3,230,024

1,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 4.750%, 6/01/22	6/16 at 100.00	BBB	1,833,791

210	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	207,257
194,450	Total New York			212,284,561

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina – 2.0%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
$3,000	5.000%, 3/01/16	No Opt. Call	Aa2		$3,504,420
2,010	5.000%, 3/01/17	No Opt. Call	Aa2		2,367,700
2,000	5.000%, 3/01/18	No Opt. Call	Aa2		2,365,520

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+		6,435,495
3,000	5.000%, 3/01/18	No Opt. Call	AA+		3,558,450

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	Aaa		1,602,360
1,500	3.000%, 6/01/15	No Opt. Call	Aaa		1,623,615
1,500	3.000%, 6/01/16	No Opt. Call	Aaa		1,632,975
765	3.000%, 6/01/17	No Opt. Call	Aaa		829,987

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	A–		4,079,240

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA+		2,769,015
3,155	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA+		3,350,831
2,750	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA+		2,976,380

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+		1,183,890
5,155	5.000%, 5/01/20	5/19 at 100.00	AA+		6,031,350
3,000	5.000%, 5/01/21	5/19 at 100.00	AA+		3,462,780
42,500	Total North Carolina				47,774,008
	North Dakota – 0.3%

800	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	Aa3		862,448

6,705	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa1		7,397,761
7,505	Total North Dakota				8,260,209
	Ohio – 2.4%

895	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AA+	(4)	917,348

2,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006, 5.000%, 1/01/12	No Opt. Call	BBB+		2,273,040

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	Aa3		2,507,845
2,580	5.000%, 3/01/17 – AGC Insured	No Opt. Call	Aa3		2,979,332

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
4,890	5.000%, 6/01/14	No Opt. Call	BBB		5,055,575
5,660	5.000%, 6/01/15	No Opt. Call	BBB		5,869,477
5,730	5.000%, 6/01/16	No Opt. Call	BBB		5,938,171
2,625	5.000%, 6/01/17	No Opt. Call	BBB		2,691,570

8,470	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	Baa3		6,944,553

2,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+		2,158,620

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Ohio (continued)

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
$1,470	5.000%, 12/01/19	No Opt. Call	AA		$1,658,704
1,540	5.000%, 12/01/20	12/19 at 100.00	AA		1,706,443
1,620	5.000%, 12/01/21	12/19 at 100.00	AA		1,776,184

2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.500%, 1/01/12	No Opt. Call	Aa2		2,044,140

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A–		1,141,573
845	5.500%, 8/15/12	No Opt. Call	A–		871,322

270	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	10/11 at 100.00	BBB+		270,656

3,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	A3		3,126,360

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–		4,251,200

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
675	5.000%, 1/01/17	No Opt. Call	Aa2		776,682
500	5.000%, 1/01/18	No Opt. Call	Aa2		576,615

140	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		157,555

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+		2,394,150

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5), (8)	No Opt. Call	N/R		181,000
57,750	Total Ohio				58,268,115
	Oklahoma – 1.8%

	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010:
1,000	3.500%, 6/01/12	No Opt. Call	A+		1,025,320
4,845	4.000%, 6/01/14	No Opt. Call	A+		5,211,912

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA		2,020,817

3,825	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Putnam City Schools Project, Series 2010, 3.500%, 3/01/12	No Opt. Call	A		3,889,949

850	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R		785,995

3,750	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A2		4,212,263

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	A3		1,065,550
1,200	4.500%, 6/01/16	6/15 at 100.00	A3		1,284,480

12,700	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A3	(4)	15,051,151

7,325	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–		8,340,758
38,430	Total Oklahoma				42,888,195

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oregon – 0.1%

$1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA		$1,139,090

2,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/18	No Opt. Call	A1		2,327,520
3,000	Total Oregon				3,466,610
	Pennsylvania – 5.9%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
755	4.200%, 2/15/12	No Opt. Call	Baa3		759,115
785	4.300%, 2/15/13	No Opt. Call	Baa3		794,938
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,502,940

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,734,863
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,848,276
1,865	5.000%, 5/01/14	No Opt. Call	Baa2		1,922,423
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		2,048,560
1,620	5.000%, 5/01/16	No Opt. Call	Baa2		1,665,392
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2		1,283,445

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3		5,717,650

5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical Center Revenue Bonds, Series 2010A, 4.000%, 5/15/12	No Opt. Call	Aa3		5,148,700

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – NPFG Insured (ETM)	No Opt. Call	AA	(4)	1,128,907

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
100	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+		107,364
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+		20,374
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+		215,273
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+		75,849

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A:
3,170	4.750%, 12/01/19 – RAAI Insured	12/12 at 100.00	BBB+		3,185,850
50	5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+		46,546

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,000	4.000%, 12/01/16	No Opt. Call	A+		1,111,870
500	5.000%, 12/01/18	No Opt. Call	A+		581,355

2,670	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)	10/11 at 100.00	Ba1		2,677,209

1,000	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.125%, 12/15/20	12/14 at 100.00	N/R		943,070

3,400	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	11/13 at 100.00	BB+		3,189,744

2,705	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R		2,647,302

2,165	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.000%, 7/01/17	No Opt. Call	BBB+		2,300,377

1,220	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AAA		1,393,045

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A:
$2,000	5.000%, 10/15/11	No Opt. Call	Baa1		$2,007,760
3,000	5.000%, 10/15/12	No Opt. Call	Baa1		3,062,970
2,350	5.000%, 10/15/13	No Opt. Call	Baa1		2,441,744
3,050	5.250%, 10/15/14	No Opt. Call	Baa1		3,207,014
3,275	5.250%, 10/15/15	No Opt. Call	Baa1		3,476,871

800	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/12 at 100.00	CC		548,512

10,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14) (Alternative Minimum Tax)	No Opt. Call	A2		10,044,700

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
2,725	4.000%, 6/01/13	No Opt. Call	A–		2,846,590
4,000	5.000%, 6/01/14	No Opt. Call	A–		4,360,160
4,000	5.000%, 6/01/15	No Opt. Call	A–		4,446,040
4,000	5.000%, 6/01/16	No Opt. Call	A–		4,496,280

15,325	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	Aa1		18,353,833

3,300	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	4,124,439

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	10/11 at 100.00	BBB		2,993,370

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C:
5,000	2.000%, 9/01/11	No Opt. Call	Aa2		5,006,900
10,000	5.000%, 9/01/16	No Opt. Call	Aa2		11,215,400

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
2,109	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa		2,319,984
585	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa		690,130

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,225	5.000%, 9/01/11 – NPFG Insured	No Opt. Call	A1		4,240,844
2,750	5.000%, 9/01/12 – NPFG Insured	No Opt. Call	A1		2,866,820

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+		1,306,825

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	Aa1		2,961,200

1,590	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 5.900%, 1/01/17 (Pre-refunded 1/01/12)	1/12 at 100.00	BBB+	(4)	1,627,985
133,414	Total Pennsylvania				142,696,808
	Puerto Rico – 0.8%

7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24	7/20 at 100.00	A3		7,231,280

12,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/12 at 101.00	BBB		12,964,000
19,500	Total Puerto Rico				20,195,280

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Rhode Island – 0.2%

$2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB		$2,163,300

3,760	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		3,773,987
5,760	Total Rhode Island				5,937,287
	South Carolina – 0.6%

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,686,621

1,075	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	AA–		1,178,523

1,485	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R	(4)	1,963,779

1,060	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+		1,126,663

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,000,300

1,000	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	10/11 at 100.00	N/R		998,930
13,730	Total South Carolina				14,954,816
	South Dakota – 0.1%

3,010	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		3,378,243
	Tennessee – 1.4%

6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee Subordinate Utilities Revenue Bonds, Series 2010, 5.000%, 3/01/14	9/12 at 100.00	A1		6,212,580

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		548,667
695	5.000%, 7/01/14	No Opt. Call	BBB+		735,998

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA		2,266,380
5,000	5.000%, 9/01/16	No Opt. Call	AA		5,719,650
2,500	5.000%, 9/01/18	No Opt. Call	AA		2,868,150

	Tennessee State, General Obligation Bonds, Series 2009A:
7,500	5.000%, 5/01/17	No Opt. Call	Aaa		8,923,425
1,000	5.000%, 5/01/19	5/17 at 100.00	Aaa		1,154,770

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
4,175	5.000%, 9/01/13	No Opt. Call	Ba3		4,411,681
250	5.000%, 9/01/14	No Opt. Call	Ba3		266,643
200	5.250%, 9/01/18	No Opt. Call	Ba3		206,644

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	BBB		1,453,172
31,240	Total Tennessee				34,767,760
	Texas – 5.7%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – SYNCORA GTY Insured	No Opt. Call	BB+		2,240,051

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$5,000	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 0.000%, 11/15/11 – NPFG Insured	No Opt. Call	A1		$4,992,000

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		3,185,790

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CC		3,560,400

	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984:
2,065	9.375%, 10/01/13 – NPFG Insured (ETM)	4/12 at 100.00	Aaa		2,269,001
80	9.375%, 10/01/13 – NPFG Insured (ETM)	4/12 at 100.00	Aaa		87,903

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA		5,494,650
6,725	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		7,840,947

2,150	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/15	No Opt. Call	AAA		2,506,771

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Methodist Hospital System, Series 2009B:
3,000	5.000%, 12/01/28 (Mandatory put 6/01/12)	No Opt. Call	AA		3,115,440
5,000	5.000%, 12/01/41 (Mandatory put 6/01/13)	No Opt. Call	AA		5,396,600

6,000	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA		7,309,260

11,510	Houston, Texas, General Obligation Public Improvement Refunding Bonds, Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA		13,318,681

2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.000%, 9/01/14 (WI/DD, Settling 8/31/11)	No Opt. Call	A2		2,215,940

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,300	5.000%, 7/01/15	No Opt. Call	AA–		1,471,613
1,100	5.000%, 7/01/16	No Opt. Call	AA–		1,263,966

400	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.200%, 7/01/18 (Pre-refunded 8/22/11) – NPFG Insured (Alternative Minimum Tax)	8/11 at 100.00	A (4)		401,264

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A		2,516,738

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–		3,396,145
3,000	5.000%, 7/01/20	No Opt. Call	AA–		3,298,770

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 5/01/15)	No Opt. Call	A2		5,927,888

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	A2		2,151,580

10,050	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008H, 5.000%, 1/01/42 (Mandatory put 1/01/13)	No Opt. Call	A2		10,640,538

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA		11,097,800

5,030	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+	(4)	5,589,889

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa		9,708,597

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$6,465	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		$7,590,750

2,250	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	Aaa		2,697,413

5,200	Texas State, Transportation Commission Highway Fund Revenue Bonds, First Tier Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,369,208

935	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	969,473
124,855	Total Texas				137,625,066
	Virgin Islands – 0.7%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,500	5.000%, 10/01/14	No Opt. Call	BBB		2,706,875
4,455	5.000%, 10/01/15	No Opt. Call	BBB		4,908,029
4,375	5.000%, 10/01/16	No Opt. Call	BBB		4,867,625
4,000	5.000%, 10/01/17	No Opt. Call	BBB		4,430,920
15,330	Total Virgin Islands				16,913,449
	Virginia – 0.6%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		410,492
400	4.000%, 9/01/13	No Opt. Call	BBB		416,952
400	4.000%, 9/01/14	No Opt. Call	BBB		419,668
400	4.125%, 9/01/15	No Opt. Call	BBB		421,364

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA		1,199,330

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008:
2,000	5.000%, 11/01/35 (Mandatory put 12/01/11)	No Opt. Call	A–		2,028,060
4,750	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		5,154,225

490	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		510,369

1,250	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/15	No Opt. Call	Aa1		1,453,538

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/12 at 100.00	N/R		1,751,610
12,840	Total Virginia				13,765,608
	Washington – 1.3%

4,040	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	Aa2		4,759,039

3,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A		3,000,959

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+		12,042,148

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+		10,173,193

2,230	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+		2,462,410
28,365	Total Washington				32,437,749
	West Virginia – 0.4%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB		2,126,199

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1	$7,171,009
9,000	Total West Virginia			9,297,208
	Wisconsin – 2.8%

135	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA	141,255

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	104,841
6,150	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	6,401,657
7,955	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,365,159

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A3	4,397,715

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A3	5,459,049
5,000	5.000%, 7/15/18	No Opt. Call	A3	5,424,049
5,650	5.000%, 7/15/19	No Opt. Call	A3	6,068,947

1,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001, 5.625%, 10/01/11	No Opt. Call	AA–	1,110,075

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B, 6.500%, 2/15/12	No Opt. Call	BBB+	1,281,549

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/12	No Opt. Call	BBB+	457,721
400	5.000%, 2/15/13	No Opt. Call	BBB+	416,619
450	5.000%, 2/15/14	No Opt. Call	BBB+	476,680
500	5.000%, 2/15/15	No Opt. Call	BBB+	537,214

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc., Series 2010:
1,475	5.000%, 12/01/16	No Opt. Call	A+	1,645,671
1,555	5.000%, 12/01/17	No Opt. Call	A+	1,734,197
1,635	5.000%, 12/01/18	No Opt. Call	A+	1,809,388
1,710	5.000%, 12/01/19	No Opt. Call	A+	1,881,050

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	10,501,799

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	BBB+	4,243,999
2,000	5.250%, 8/15/18	8/16 at 100.00	BBB+	2,111,359

480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	BBB+	502,737

2,005	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	2,336,405
63,070	Total Wisconsin			67,409,135
2,079,952	Total Long-Term Investments (cost $2,169,439,290) – 92.6%			2,255,711,538
	SHORT-TERM INVESTMENTS – 6.1%

	California – 0.1%

3,100	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project III, Variable Rate Demand Obligations, Refunding Series 2008B, 0.050%, 10/01/31 (7)	10/11 at 100.00	A–1	3,100,000

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.8%

$4,345	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.070%, 7/01/37 (7)	11/11 at 100.00	VMIG–1	$4,345,000

7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 0.020%, 7/01/33 (7)	10/11 at 100.00	A–1+	7,000,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.210%, 7/01/15 (7)	No Opt. Call	A–1+	7,730,000
19,075	Total Connecticut			19,075,000
	Georgia – 0.5%

11,910	Georgia, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1881, 0.070%, 4/01/27 (7)	4/17 at 100.00	VMIG–1	11,910,000
	Illinois – 0.5%

13,000	BB&T Municipal Trust Pool, Variable Rate Demand Obligations, Series 2011, 1.000%, 9/01/14 (7)	No Opt. Call	N/R	13,000,000
	Maine – 0.3%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.090%, 7/01/39 (7)	7/19 at 100.00	VMIG–1	6,665,000
	Maryland – 0.3%

8,110	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Revenue Bonds, Goucher College, Series 2007, 0.100%, 7/01/37 (7)	11/11 at 100.00	A–1	8,110,000
	Massachusetts – 0.6%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.120%, 11/15/16 (7)	No Opt. Call	A–1+	10,000,000

3,000	Massachusetts, General Obligation Bonds, SIFMA Index Bonds, Variable Rate Demand Obligaiton Series 2010A, 0.320%, 2/01/12 (7)	10/11 at 100.00	A–1+	3,000,000

2,700	Massachusetts, General Obligation Bonds, Variable Rate Demand Obligations Tender Option Bond Trust 2755, 0.080%, 8/01/27 – AGM Insured (7)	8/17 at 100.00	A–1	2,700,000
15,700	Total Massachusetts			15,700,000
	Michigan – 0.2%

4,000	Detroit City School District, Wayne County, Michigan, Variable Rate Demand Obligations General Obligation Bonds, Tender Option Bonds Trust DCL-045. 2.000%, 5/01/30 (7)	No Opt. Call	A–1	4,000,000
	Missouri – 0.2%

5,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 2.600%, 7/01/26 (7)	No Opt. Call	A–1	5,000,000
	North Carolina – 0.2%

5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1287, 0.800%, 7/01/22 (7)	No Opt. Call	A–1	5,000,000
	Oregon – 0.2%

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 1.200%, 8/01/22 – AGM Insured (7)	8/13 at 100.00	A–1	5,880,000
	Pennsylvania – 0.2%

4,330	Pennsylvania State University, General Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1971, 0.120%, 9/01/13 (7)	No Opt. Call	VMIG–1	4,330,000

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.3%

$7,440	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Refunding Building Equity Sooner, Variable Rate Demand Obligations, Tender Option Bond Trust 2056, 0.070%, 12/01/20 – AGC Insured (7)	No Opt. Call	VMIG–1	$7,440,000
	Tennessee – 0.4%

8,735	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 08-29, 0.080%, 9/01/33 (7)	No Opt. Call	A–1	8,735,000
	Virginia – 0.7%

6,005	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2876, 0.120%, 6/01/13 (7)	No Opt. Call	AAA	6,005,000

5,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.090%, 10/01/28 (7)	No Opt. Call	A–1	5,000,000

4,875	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Variable Rate Demand Obligations, The Woodberry Forest School, Variable Rate Demand Obligations, Series 2007, 0.330%, 10/01/37 (7)	10/11 at 100.00	VMIG–2	4,875,000
15,880	Total Virginia			15,880,000
	Washington – 0.6%

15,000	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.080%, 11/01/32 – AGM Insured (7)	11/17 at 100.00	VMIG–1	15,000,000
$148,825	Total Short-Term Investments (cost $148,825,000)			148,825,000
	Total Investments (cost $2,318,264,290) – 98.7%			2,404,536,538
	Other Assets Less Liabilities – 1.3%			30,564,623
	Net Assets – 100%			$2,435,101,161

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,254,166,174	$1,545,364	$2,255,711,538
Short-Term Investments	—	148,825,000	—	148,825,000
Total	$—	$2,402,991,174	$1,545,364	$2,404,536,538

146	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$182,500
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(1,500)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	1,364,364
Transfers out of	—
Balance at the end of period	$1,545,364

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $2,317,168,443.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$99,411,649
Depreciation	(12,043,554)
Net unrealized appreciation (depreciation) of investments	$87,368,095

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	147

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2011